UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.8
Intelsat Jackson Holdings SA	1.8
Asurion LLC	1.8
Charter Communication Operating LLC	1.5
Frontier Communications Corp.	1.4
9.3

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Technology	15.3
Telecommunications	8.0
Gaming	7.2
Energy	7.0
Services	5.8

Quality Diversification (% of fund's net assets)

As of April 30, 2019
BBB	5.3%
BB	30.2%
B	52.3%
CCC,CC,C	6.0%
Not Rated	1.1%
Equities	0.8%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Bank Loan Obligations	89.2%
Nonconvertible Bonds	5.7%
Common Stocks	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 12.4%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.2%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 5/30/25 (b)(c)	$27,970	$27,831
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 6/9/23 (b)(c)	29,182	29,071
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 8/22/24 (b)(c)	62,884	62,570
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.99% 2/28/21 (b)(c)	16,577	16,344
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.51% 4/30/25 (b)(c)	22,388	22,332
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (b)(c)	5,665	5,594

TOTAL AEROSPACE		163,742

Air Transportation - 0.4%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (b)(c)	12,080	12,131
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (b)(c)	6,495	6,522
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2374% 10/5/24 (b)(c)	11,374	11,353
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 2/23/25 (b)(c)	11,435	11,368

TOTAL AIR TRANSPORTATION		41,374

Automotive & Auto Parts - 0.7%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (b)(c)	27,306	27,295
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (b)(c)	16,114	15,172
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (b)(c)	24,195	20,097
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9826% 4/18/23 (b)(c)	12,875	12,939

TOTAL AUTOMOTIVE & AUTO PARTS		75,503

Banks & Thrifts - 0.2%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9785% 2/22/26 (b)(c)(d)	18,000	18,090
Broadcasting - 1.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 8/15/25 (b)(c)	33,963	34,005
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2285% 11/18/24 (b)(c)	31,612	31,538
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 12/31/49 (c)(e)	12,800	9,464
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 12/18/20 (b)(c)	18,432	18,401
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 10/19/25 (b)(c)	7,382	7,393
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4831% 10/19/26 (b)(c)	7,500	7,425

TOTAL BROADCASTING		108,226

Building Materials - 0.6%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9831% 2/15/24 (b)(c)(d)	11,250	10,688
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 6/1/25 (b)(c)	11,034	10,951
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.61% 7/2/25 (b)(c)	18,361	18,338
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 10/17/23 (b)(c)	8,060	8,070
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (b)(c)	20,940	20,828

TOTAL BUILDING MATERIALS		68,875

Cable/Satellite TV - 3.3%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 5/1/24 (b)(c)	7,831	7,816
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 4/30/25 (b)(c)	165,762	166,055
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9726% 1/25/26 (b)(c)	33,645	33,575
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7226% 1/15/26 (b)(c)	30,424	30,264
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7226% 7/17/25 (b)(c)	30,718	30,560
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9726% 1/15/26 (b)(c)	25,500	25,561
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7374% 8/19/23 (b)(c)	61,702	60,534

TOTAL CABLE/SATELLITE TV		354,365

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/13/25 (b)(c)	8,831	8,759
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 10/1/25 (b)(c)	21,665	21,598
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (b)(c)	4,179	4,169
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7331% 11/15/26 (b)(c)	3,655	3,591
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 11/15/25 (b)(c)	12,075	12,045
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4/23/26 (c)(f)	7,500	7,509

TOTAL CAPITAL GOODS		57,671

Chemicals - 2.0%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 11/18/23 (b)(c)	6,454	6,430
Hexion International Holdings 1LN, term loan 3 month U.S. LIBOR + 2.750% 10/12/20 (c)(f)	7,000	7,009
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 3/28/25 (b)(c)	8,063	8,057
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 3/28/26 (b)(c)	2,500	2,488
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 1/31/26 (b)(c)	16,858	16,868
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.101% 3/1/26 (b)(c)	41,500	41,371
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (b)(c)	27,656	27,708
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7294% 10/1/25 (b)(c)	61,315	61,047
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.24% 4/3/25 (b)(c)	17,610	17,522
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4831% 9/6/24 (b)(c)	5,191	5,178
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/22/24 (b)(c)	3,535	3,541
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 9/22/24 (b)(c)	7,634	7,648
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	2,702	2,693
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	4,631	4,616

TOTAL CHEMICALS		212,176

Consumer Products - 0.9%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7235% 4/5/25 (b)(c)	14,855	14,490
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.59% 7/3/20 (b)(c)	9,781	9,243
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0015% 4/30/25 (b)(c)	27,294	21,494
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4726% 6/15/25 (b)(c)	9,424	8,293
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (b)(c)	41,118	39,473

TOTAL CONSUMER PRODUCTS		92,993

Containers - 1.2%
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4813% 10/1/22 (b)(c)	13,400	13,374
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.4813% 1/19/24 (b)(c)	9,800	9,766
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 4.2313% 2/8/20 (b)(c)	32,041	32,016
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2313% 1/6/21 (b)(c)	8,592	8,577
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (b)(c)	8,106	7,998
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 5/16/24 (b)(c)	4,541	4,450
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 5/22/24 (b)(c)	17,637	17,517
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.482% 4/3/25 (b)(c)	9,477	9,531
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/5/23 (b)(c)	16,449	16,471
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6909% 3/26/26 (b)(c)	8,585	8,639

TOTAL CONTAINERS		128,339

Diversified Financial Services - 3.9%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 4/4/24 (b)(c)	17,233	17,238
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4874% 1/15/25 (b)(c)	30,999	30,981
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (b)(c)	26,321	26,433
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.24% 4/27/24 (b)(c)	20,256	20,180
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/6/23 (b)(c)	33,095	33,129
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 10/1/25 (b)(c)	75,311	74,464
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 12/27/22 (b)(c)	11,814	11,856
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (b)(c)	34,442	34,227
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/30/22 (b)(c)	67,865	67,939
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 7/3/24 (b)(c)	5,791	5,805
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/3/25 (b)(c)	2,771	2,769
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7226% 3/1/25 (b)(c)	22,855	22,855
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.98% 7/3/24 (b)(c)	3,408	3,410
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (b)(c)	7,604	7,427
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 9/29/24 (b)(c)	5,659	5,624
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9955% 12/8/23 (b)(c)	13,441	11,425
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 6/19/25 (b)(c)	12,890	12,879
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 4/9/23 (b)(c)	33,997	33,997

TOTAL DIVERSIFIED FINANCIAL SERVICES		422,638

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (b)(c)	9,029	9,034
Energy - 5.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9834% 5/18/23 (b)(c)	32,081	31,118
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (b)(c)	30,000	29,016
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(c)	43,827	42,293
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4874% 5/21/25 (b)(c)	14,322	14,026
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8535% 12/31/21 (b)(c)	80,300	82,458
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2285% 12/31/22 (b)(c)	49,400	47,795
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5998% 3/27/24 (b)(c)	48,000	47,800
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 8% 7/29/21 (b)(c)	30,087	29,993
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9726% 5/7/25 (b)(c)	57,069	56,213
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 3/13/25 (b)(c)	9,400	9,388
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 3/23/26 (c)(f)	5,935	5,831
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (b)(c)	3,801	3,755
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (b)(c)	28,250	28,085
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9831% 1/31/24 (b)(c)	15,312	15,412
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.3789% 3/28/22 (b)(c)	9,922	9,297
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2331% 4/16/21 (b)(c)	2,210	2,205
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4766% 3/1/24 (b)(c)	44,275	32,907
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7298% 7/18/25 (b)(c)	63,005	63,162
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7975% 8/25/23 (b)(c)	28,940	22,953
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 10/30/24 (b)(c)	18,449	18,346
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (b)(c)	23,711	23,799
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 11/8/22 (b)(c)	6,167	6,144

TOTAL ENERGY		621,996

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/14/26 (c)(f)	18,000	18,045
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2874% 7/8/22 (b)(c)	19,164	18,554
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.8007% 7/8/23 (b)(c)	5,305	4,403
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.06% 5/17/21 (b)(c)	1,862	1,859
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 1/23/25 (b)(c)	6,093	6,053

TOTAL ENTERTAINMENT/FILM		48,914

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (b)(c)	13,895	13,878
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/8/26 (b)(c)	5,750	5,721
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 12/20/24 (b)(c)	10,513	10,539

TOTAL ENVIRONMENTAL		30,138

Food & Drug Retail - 3.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (b)(c)	4,939	4,927
Albertson's LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 10/29/25 (b)(c)	8,808	8,813
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6451% 5/31/24 (b)(c)	61,783	59,672
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 10/22/26 (b)(c)	2,000	1,990
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.351% 10/22/25 (b)(c)	10,224	10,231
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4/24/26 (c)(f)	46,735	46,793
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9798% 10/30/22 (b)(c)	70,806	70,799
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (b)(c)	10,062	8,754
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4831% 11/25/20 (b)(c)	1,616	1,555
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8581% 11/25/22 (b)(c)	71,989	67,310
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 3/27/23 (b)(c)	46,024	46,053
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (b)(c)	31,345	31,365

TOTAL FOOD & DRUG RETAIL		358,262

Food/Beverage/Tobacco - 1.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2294% 10/1/26 (b)(c)	2,240	2,237
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2294% 10/1/25 (b)(c)	6,529	6,548
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 10/7/23 (b)(c)	40,599	40,041
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25(b)(c)	7,475	7,385
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (b)(c)	27,068	27,068
Shearer's Foods, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 6/30/22 (b)(c)	1,964	1,915
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 6/27/23 (b)(c)	34,439	34,338

TOTAL FOOD/BEVERAGE/TOBACCO		119,532

Gaming - 6.8%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 2/15/24 (b)(c)	12,013	12,025
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (b)(c)	25,358	25,294
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6675% 9/15/23 (b)(c)	21,604	21,607
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 12/22/24 (b)(c)	134,293	134,656
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 4/18/24 (b)(c)	30,292	30,263
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.75% 4/17/24 (b)(c)	24,493	24,452
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 3/15/24 (b)(c)	17,577	17,547
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.48% 10/20/24 (b)(c)	45,355	45,355
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2285% 10/4/23 (b)(c)	108,351	108,400
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/27/25 (b)(c)	41,203	41,141
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 10/14/23 (b)(c)	10,172	9,723
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 10/15/25 (b)(c)	28,010	28,014
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 8/14/24 (b)(c)	84,285	84,027
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 7/10/25 (b)(c)	75,457	75,769
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.99% 6/8/23 (b)(c)	48,210	48,234
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.24% 12/31/21 (b)(c)	19,285	18,996
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.76% 10/30/24 (b)(c)	6,234	6,179

TOTAL GAMING		731,682

Healthcare - 4.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/22/24 (b)(c)	3,000	3,008
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (b)(c)	2,000	1,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.24% 2/6/25 (b)(c)	5,019	4,938
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 3/13/25 (b)(c)	24,750	24,790
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/18/23 (b)(c)	49,280	49,365
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (b)(c)	1,091	1,069
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.351% 6/7/23 (b)(c)	10,798	10,685
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7334% 6/30/25 (b)(c)	34,202	33,532
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 9/27/24 (b)(c)	25,579	25,052
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (b)(c)	10,746	10,115
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9874% 11/16/25 (b)(c)	41,895	42,067
Team Health Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/6/24 (b)(c)	997	934
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7331% 3/8/26 (b)(c)	10,107	9,949
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 6/23/24 (b)(c)	18,061	18,042
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (b)(c)	39,218	39,243
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2235% 11/27/25 (b)(c)	29,213	29,226
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4735% 6/1/25 (b)(c)	57,345	57,572
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/11/26 (b)(c)	74,500	74,841
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 12/1/24 (b)(c)	10,369	10,200

TOTAL HEALTHCARE		446,603

Homebuilders/Real Estate - 2.0%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (b)(c)	55,454	55,454
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 12/7/25 (b)(c)	5,845	5,879
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (b)(c)	15,975	15,867
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 1/30/24 (b)(c)	901	895
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 3/23/25 (b)(c)	39,236	39,201
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3535% 4/12/25 (b)(c)	5,905	5,814
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7298% 2/8/25 (b)(c)	22,320	21,769
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4874% 12/22/24 (b)(c)	70,593	70,447

TOTAL HOMEBUILDERS/REAL ESTATE		215,326

Hotels - 2.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 8/30/23 (b)(c)	10,159	10,146
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 11/30/23 (b)(c)	57,184	57,163
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2266% 10/25/23 (b)(c)	49,745	49,880
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 8/31/25 (b)(c)	28,524	28,550
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (c)(f)	22,000	21,487
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (c)(d)(f)	11,500	11,155
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (b)(c)	39,795	39,739

TOTAL HOTELS		218,120

Insurance - 3.7%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (b)(c)	31,210	31,119
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2374% 5/10/25 (b)(c)	34,799	34,151
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2453% 1/25/24 (b)(c)	25,594	25,562
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 11/3/23 (b)(c)	53,896	54,040
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 11/3/24 (b)(c)	23,324	23,379
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4831% 8/4/22 (b)(c)	35,910	36,022
3 month U.S. LIBOR + 6.500% 8.9831% 8/4/25 (b)(c)	88,325	89,981
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3363% 4/25/25 (b)(c)	66,833	66,098
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (b)(c)	39,141	38,730

TOTAL INSURANCE		399,082

Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 7/31/24 (b)(c)	22,600	22,685
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 2/28/25 (b)(c)	61,721	61,407
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 2/1/24 (b)(c)	92,913	91,443
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4831% 9/8/24 (b)(c)	7,325	7,337
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 3/8/24 (b)(c)	19,597	19,593
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3789% 6/10/22 (b)(c)	34,096	34,023
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/2/25 (b)(c)	21,208	20,819
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 3/31/24 (b)(c)	9,452	9,411
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 7/6/24 (b)(c)	18,665	18,718
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0581% 12/21/25 (b)(c)	17,000	17,043
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 12/15/24 (b)(c)	7,058	7,015

TOTAL LEISURE		309,494

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 3/21/25 (b)(c)	4,423	4,408
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (b)(c)	54,931	43,684

TOTAL METALS/MINING		48,092

Paper - 0.6%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6261% 12/29/23 (b)(c)	30,253	29,761
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8761% 6/29/25 (b)(c)	32,537	31,981

TOTAL PAPER		61,742

Publishing/Printing - 1.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7266% 6/7/23 (b)(c)	55,348	53,273
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7% 2/12/26 (b)(c)	11,097	11,049
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (b)(c)	26,783	23,463
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 5/29/21 (b)(c)	26,906	25,891
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8228% 3/13/25 (b)(c)	10,791	10,755
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4831% 5/4/22 (b)(c)	30,437	28,991
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (b)(c)	6,750	6,758
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 8/24/22 (b)(c)	23,327	23,327

TOTAL PUBLISHING/PRINTING		183,507

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 2/17/24 (b)(c)	62,591	62,383
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 2/14/21 (b)(c)	23,963	23,883
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2298% 4/3/25 (b)(c)	24,380	24,344
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7331% 7/28/21 (b)(c)	15,493	15,377
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 10/1/25 (b)(c)	4,598	4,604
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.9831% 10/1/26 (b)(c)	2,000	1,990

TOTAL RESTAURANTS		132,581

Services - 5.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	33,455	33,302
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (b)(c)	68,154	67,529
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.74% 10/19/23 (b)(c)	8,787	8,791
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/11/25 (b)(c)	10,492	10,466
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2331% 3/28/24 (b)(c)	25,898	25,846
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 11/21/24 (b)(c)	13,848	13,907
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8233% 6/21/24 (b)(c)	31,209	30,585
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 11/7/23 (b)(c)	9,714	9,702
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 2/7/26 (b)(c)	11,625	11,701
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 3/29/25 (b)(c)	11,845	11,868
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (b)(c)	35,072	34,234
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (b)(c)	6,500	6,435
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (b)(c)	36,458	36,447
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 4/26/24 (b)(c)	83,222	83,407
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/27/25 (b)(c)	88,304	86,979
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (b)(c)	51,018	50,349
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 8/29/25 (b)(c)	24,598	24,168
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.49% 3/23/24 (b)(c)	7,588	7,330
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 10/3/23 (b)(c)	15,776	15,743
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.99% 9/26/24 (b)(c)	9,974	8,869
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (b)(c)	14,519	14,156
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 12/7/23 (b)(c)	10,154	10,154

TOTAL SERVICES		601,968

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.734% 6/14/21 (b)(c)	6,062	6,053
Super Retail - 4.9%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4944% 7/2/22 (b)(c)	29,832	22,103
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4831% 9/25/24 (b)(c)	301,494	300,728
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4726% 2/3/24 (b)(c)	62,181	62,438
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.48% 11/17/24 (b)(c)	20,232	20,224
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.98% 7/18/23 (b)(c)	361	367
3 month U.S. LIBOR + 8.000% 10.48% 1/18/24 (b)(c)	1,445	1,252
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 8/19/23 (b)(c)	17,865	17,763
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.99% 8/19/22 (b)(c)	18,540	18,539
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (b)(c)	24,086	19,535
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.73% 3/11/22 (b)(c)	14,039	13,508
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (b)(c)(d)(e)	3,794	4
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (b)(c)	28,305	27,937
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (b)(c)	5,000	4,913
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 5/31/25 (b)(c)	23,594	23,284

TOTAL SUPER RETAIL		532,595

Technology - 14.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 8/10/25 (b)(c)	30,820	28,200
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 2/28/25 (b)(c)	11,771	11,812
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (b)(c)	8,747	8,689
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7271% 9/5/25 (b)(c)	12,229	12,167
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5827% 4/19/25 (b)(c)	3,731	3,736
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (b)(c)	18,759	18,806
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5015% 4/30/25 (b)(c)	24,378	24,499
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 4/4/26 (b)(c)	57,585	58,035
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 11/29/24 (b)(c)	11,113	10,974
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7331% 4/2/26 (b)(c)	8,000	8,080
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 9/7/23 (b)(c)	24,787	24,787
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/1/25 (b)(c)	17,857	17,679
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 2/1/26 (b)(c)	3,235	3,106
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4831% 10/31/24 (b)(c)	60,562	60,612
3 month U.S. LIBOR + 8.000% 10.4831% 10/31/25 (b)(c)	12,220	12,144
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4831% 8/23/26 (b)(c)	1,778	1,766
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 8/23/25 (b)(c)	17,029	17,072
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9874% 8/14/25 (b)(c)	10,334	10,089
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3886% 2/9/23 (b)(c)	27,440	27,423
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.74% 6/1/22 (b)(c)	32,640	32,628
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7331% 3/8/26 (b)(c)	2,250	2,183
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 3/8/25 (b)(c)	17,550	16,859
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (b)(c)	13,340	13,390
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (b)(c)	2,000	2,004
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.4809% 7/10/22 (b)(c)	56,875	56,872
3 month U.S. LIBOR + 2.000% 4.4809% 4/26/24 (b)(c)	27,537	27,528
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 4/22/23 (b)(c)	19,494	19,464
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 2/15/24 (b)(c)	33,003	33,045
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4831% 7/7/25 (b)(c)	1,590	1,599
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 7/1/24 (b)(c)	12,359	12,408
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/1/22 (b)(c)	15,563	15,566
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (b)(c)	33,715	34,748
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (b)(c)	52,754	52,792
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.73% 1/20/24 (b)(c)	34,089	33,848
3 month U.S. LIBOR + 9.000% 11.48% 1/20/25 (b)(c)	11,730	11,451
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 11/20/21 (b)(c)	3,393	3,369
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9831% 6/21/24 (b)(c)	98,874	98,503
3 month U.S. LIBOR + 2.500% 4.9831% 6/21/24 (b)(c)	14,463	14,409
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2285% 9/29/24 (b)(c)	54,268	54,574
3 month U.S. LIBOR + 8.500% 10.9785% 9/29/25 (b)(c)	12,146	12,267
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2266% 9/15/24 (b)(c)	5,318	5,315
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/29/25 (b)(c)	27,001	26,942
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (b)(c)	2,225	2,197
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (b)(c)	5,223	5,141
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (b)(c)	9,014	9,021
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4/26/24 (c)(f)	5,000	5,022
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 5/31/25 (b)(c)	18,100	17,752
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4831% 5/31/26 (b)(c)	11,130	10,532
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (b)(c)	18,020	17,907
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 3/3/23 (b)(c)	32,145	32,168
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.851% 9/30/22 (b)(c)	28,379	28,384
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 7/8/22 (b)(c)	12,553	12,564
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 4/16/25 (b)(c)	25,756	25,760
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 4/16/25 (b)(c)	18,411	18,414
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 4/16/25 (b)(c)	46,159	46,154
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.851% 9/30/23 (b)(c)	13,972	14,025
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4726% 3/9/23 (b)(c)	32,423	30,818
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 5/1/24 (b)(c)	30,213	30,219
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.99% 12/4/20 (b)(c)	11,065	11,062
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0015% 9/28/24 (b)(c)	31,699	31,639
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9874% 7/13/23 (b)(c)	2,135	2,132
3 month U.S. LIBOR + 4.000% 6.484% 4/4/25 (b)(c)	35,239	35,363
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/8/26 (c)(f)	33,410	33,627
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.2022% 8/9/24 (b)(c)	19,800	19,798
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.009% 1/27/23 (b)(c)	9,172	8,584
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9831% 8/27/25 (b)(c)	43,646	43,864
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 7/2/25 (b)(c)	51,371	50,895
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7331% 7/2/26 (b)(c)	17,500	17,313
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1261% 3/1/26 (b)(c)	38,070	38,251
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.234% 10/11/26 (b)(c)	11,343	11,145
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.234% 10/11/25 (b)(c)	25,952	25,801
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 7/1/23 (b)(c)	20,858	20,878

TOTAL TECHNOLOGY		1,597,870

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2226% 7/15/25 (b)(c)	15,742	15,174
3 month U.S. LIBOR + 2.750% 5.2298% 1/31/26 (b)(c)	9,850	9,503
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.73% 12/22/23 (b)(c)	9,657	9,665
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.24% 6/15/24 (b)(c)	119,021	116,045
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.23% 5/31/25 (b)(c)	41,189	39,832
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2285% 11/27/23 (b)(c)	134,495	134,260
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9785% 1/2/24 (b)(c)	19,000	19,102
Tranche B-5, term loan 6.625% 1/2/24	36,120	36,360
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 2/22/24 (b)(c)	74,195	74,214
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (b)(c)	19,664	17,230
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/1/24 (b)(c)	48,395	48,222
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 2/2/26 (b)(c)	48,981	49,159
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 4/11/25 (b)(c)	42,013	41,732
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.9831% 11/1/24 (b)(c)	39,689	39,027
3 month U.S. LIBOR + 8.250% 10.7331% 11/1/25 (b)(c)	10,250	9,953
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 7/31/25 (b)(c)	48,111	46,398
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1601% 1/31/26 (b)(c)	3,316	3,227
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4726% 8/14/26 (b)(c)	36,566	35,730
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (b)(c)	10,723	10,549
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (b)(c)	7,279	7,062
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/26/21 (c)(f)	3,250	3,250

TOTAL TELECOMMUNICATIONS		765,694

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5694% 6/15/23 (b)(c)	6,935	6,554
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.6146% 9/11/24 (b)(c)	3,000	2,760
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (b)(c)	20,404	20,123
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.49% 6/22/22 (b)(c)	27,996	28,136
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (b)(c)	9,221	9,159

TOTAL TRANSPORTATION EX AIR/RAIL		60,178

Utilities - 3.2%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 8/1/26 (b)(c)	20,470	20,751
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9831% 8/1/25 (b)(c)	62,628	62,971
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.63% 11/28/24 (b)(c)	16,917	16,297
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.24% 6/26/25 (b)(c)	43,323	43,214
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4831% 2/15/24 (b)(c)	19,629	19,085
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (b)(c)	12,232	12,202
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (b)(c)	15,694	14,995
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 8/4/23 (b)(c)	40,196	40,192
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (b)(c)	34,691	33,130
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 12/14/23 (b)(c)	22,238	22,277
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4763% 12/31/25 (b)(c)	58,165	58,139

TOTAL UTILITIES		343,253

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,670,041)		9,592,262

Nonconvertible Bonds - 5.7%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)	22,000	22,908
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,321
5.25% 3/15/21	13,070	13,135
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,962

TOTAL CABLE/SATELLITE TV		32,418

Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (g)	5,005	5,213
TPC Group, Inc. 8.75% 12/15/20 (g)	18,095	17,891

TOTAL CHEMICALS		23,104

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (g)	15,000	15,056
6% 2/15/25 (g)	10,000	10,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (b)(c)(g)	15,130	15,187
5.75% 10/15/20	22,604	22,672

TOTAL CONTAINERS		62,990

Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,357
International Lease Finance Corp. 6.25% 5/15/19	10,000	10,012
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	6,230	6,635

TOTAL DIVERSIFIED FINANCIAL SERVICES		22,004

Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (g)	5,750	6,188
Energy - 0.8%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,942
7% 6/30/24	7,000	7,849
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	10,000	9,975
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(c)(g)	26,500	26,368
6.875% 6/15/25 (g)	5,500	5,665
Denbury Resources, Inc.:
7.5% 2/15/24 (g)	9,050	8,326
9% 5/15/21 (g)	3,645	3,700
9.25% 3/31/22 (g)	7,290	7,381
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	7,340	6,533

TOTAL ENERGY		87,739

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	3,645	3,691
Gaming - 0.4%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (g)	5,000	5,225
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	8,350	8,371
Scientific Games Corp. 5% 10/15/25 (g)	5,000	4,975
Stars Group Holdings BV 7% 7/15/26 (g)	12,545	13,157
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	7,216

TOTAL GAMING		38,944

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	20,619
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	28,079
4.75% 6/1/20	8,680	8,778
5.125% 5/1/25	7,500	7,566
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	5,590	5,721
9% 12/15/25 (g)	7,440	8,240

TOTAL HEALTHCARE		79,003

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	6,000	6,053
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	8,160	8,221
7.25% 11/30/21 (g)	10,000	10,325

TOTAL LEISURE		18,546

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (g)	5,800	6,050
6% 3/1/26 (g)	5,800	6,141

TOTAL PAPER		12,191

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	8,000	7,880
Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	12,325	10,784
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	6,032	5,670

TOTAL SERVICES		16,454

Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (g)	5,625	5,716
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (g)	16,685	17,089
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	16,440	16,741
Uber Technologies, Inc. 7.5% 11/1/23 (g)	11,000	11,550

TOTAL TECHNOLOGY		45,380

Telecommunications - 0.9%
Altice Financing SA 7.5% 5/15/26 (g)	19,200	19,488
Frontier Communications Corp. 8% 4/1/27 (g)	28,570	29,534
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	14,100	14,717
SFR Group SA:
6.25% 5/15/24 (g)	10,905	11,178
7.375% 5/1/26 (g)	18,755	19,001
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,000

TOTAL TELECOMMUNICATIONS		98,918

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	4,365	4,332
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	12,290	12,772
TOTAL NONCONVERTIBLE BONDS
(Cost $597,530)		607,231
	Shares	Value (000s)

Common Stocks - 0.8%
Broadcasting - 0.0%
ION Media Networks, Inc. (d)	2,842	1,901
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	21,700
Energy - 0.4%
Expro Holdings U.S., Inc. (d)(h)	1,477,422	26,594
Expro Holdings U.S., Inc. (d)(g)(h)	542,213	9,760

TOTAL ENERGY		36,354

Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (h)	45,793	390
Publishing/Printing - 0.0%
Cenveo Corp. (d)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (d)	27,612	14
Utilities - 0.2%
TexGen Power LLC (d)	524,336	22,232
TOTAL COMMON STOCKS
(Cost $85,594)		84,793

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.49% (i)
(Cost $577,920)	577,886,681	578,002
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $10,931,085)		10,862,288
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(113,461)
NET ASSETS - 100%		$10,748,827

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $445,915,000 or 4.1% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8,175
Total	$8,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,901	$--	$--	$1,901
Consumer Discretionary	14	--	--	14
Energy	36,354	--	--	36,354
Industrials	2,202	--	--	2,202
Materials	21,700	21,700	--	--
Real Estate	390	390	--	--
Utilities	22,232	--	--	22,232
Bank Loan Obligations	9,592,262	--	9,552,325	39,937
Corporate Bonds	607,231	--	607,231	--
Money Market Funds	578,002	578,002	--	--
Total Investments in Securities:	$10,862,288	$600,092	$10,159,556	$102,640

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.6%
Luxembourg	5.7%
Canada	1.5%
Netherlands	1.2%
France	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,353,165)	$10,284,286
Fidelity Central Funds (cost $577,920)	578,002
Total Investment in Securities (cost $10,931,085)		$10,862,288
Cash		2,244
Receivable for investments sold		28,766
Receivable for fund shares sold		15,032
Dividends receivable		1,313
Interest receivable		59,664
Distributions receivable from Fidelity Central Funds		1,313
Prepaid expenses		5
Other receivables		197
Total assets		10,970,822
Liabilities
Payable for investments purchased	$181,736
Payable for fund shares redeemed	24,188
Distributions payable	9,140
Accrued management fee	4,964
Distribution and service plan fees payable	429
Other affiliated payables	1,267
Other payables and accrued expenses	271
Total liabilities		221,995
Net Assets		$10,748,827
Net Assets consist of:
Paid in capital		$11,267,596
Total distributable earnings (loss)		(518,769)
Net Assets		$10,748,827
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($592,231 ÷ 61,777 shares)		$9.59
Maximum offering price per share (100/97.25 of $9.59)		$9.86
Class M:
Net Asset Value and redemption price per share ($93,520 ÷ 9,769 shares)		$9.57
Maximum offering price per share (100/97.25 of $9.57)		$9.84
Class C:
Net Asset Value and offering price per share ($339,492 ÷ 35,421 shares)(a)		$9.58
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($7,836,008 ÷ 818,477 shares)		$9.57
Class I:
Net Asset Value, offering price and redemption price per share ($1,642,847 ÷ 171,742 shares)		$9.57
Class Z:
Net Asset Value, offering price and redemption price per share ($244,729 ÷ 25,571 shares)		$9.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$801
Interest		319,173
Income from Fidelity Central Funds		8,175
Total income		328,149
Expenses
Management fee	$31,408
Transfer agent fees	7,081
Distribution and service plan fees	2,875
Accounting fees and expenses	813
Custodian fees and expenses	50
Independent trustees' fees and expenses	33
Registration fees	214
Audit	51
Legal	19
Miscellaneous	36
Total expenses before reductions	42,580
Expense reductions	(92)
Total expenses after reductions		42,488
Net investment income (loss)		285,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,757)
Fidelity Central Funds	66
Total net realized gain (loss)		(79,691)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24,144
Fidelity Central Funds	(67)
Total change in net unrealized appreciation (depreciation)		24,077
Net gain (loss)		(55,614)
Net increase (decrease) in net assets resulting from operations		$230,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$285,661	$501,335
Net realized gain (loss)	(79,691)	(33,349)
Change in net unrealized appreciation (depreciation)	24,077	(37,484)
Net increase (decrease) in net assets resulting from operations	230,047	430,502
Distributions to shareholders	(294,570)	(504,172)
Share transactions - net increase (decrease)	(1,831,059)	1,985,763
Redemption fees	–	95
Total increase (decrease) in net assets	(1,895,582)	1,912,188
Net Assets
Beginning of period	12,644,409	10,732,221
End of period	$10,748,827	$12,644,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.60	$9.42	$9.85	$9.99
Income from Investment Operations
Net investment income (loss)A	.228	.398	.360	.334	.375	.317
Net realized and unrealized gain (loss)	(.012)	(.056)	.056	.211	(.425)	(.114)
Total from investment operations	.216	.342	.416	.545	(.050)	.203
Distributions from net investment income	(.236)	(.398)	(.346)	(.365)	(.341)	(.307)
Distributions from net realized gain	–	(.004)	–	–	(.040)	(.036)
Total distributions	(.236)	(.402)	(.346)	(.365)	(.381)	(.343)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.001	–B
Net asset value, end of period	$9.59	$9.61	$9.67	$9.60	$9.42	$9.85
Total ReturnC,D,E	2.31%	3.60%	4.40%	5.98%	(.53)%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.99%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.99%	.98%	.98%
Expenses net of all reductions	.98%H	.98%	.98%	.98%	.98%	.98%
Net investment income (loss)	4.86%H	4.13%	3.72%	3.58%	3.86%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$592	$598	$585	$707	$863	$1,185
Portfolio turnover rateI	20%H	47%	68%	46%	26%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.65	$9.58	$9.40	$9.84	$9.98
Income from Investment Operations
Net investment income (loss)A	.228	.396	.356	.324	.365	.306
Net realized and unrealized gain (loss)	(.013)	(.055)	.057	.212	(.434)	(.112)
Total from investment operations	.215	.341	.413	.536	(.069)	.194
Distributions from net investment income	(.235)	(.397)	(.343)	(.356)	(.332)	(.298)
Distributions from net realized gain	–	(.004)	–	–	(.040)	(.036)
Total distributions	(.235)	(.401)	(.343)	(.356)	(.372)	(.334)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.001	–B
Net asset value, end of period	$9.57	$9.59	$9.65	$9.58	$9.40	$9.84
Total ReturnC,D,E	2.31%	3.59%	4.37%	5.89%	(.72)%	1.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.99%	1.01%	1.08%	1.07%	1.07%
Expenses net of fee waivers, if any	.99%H	.99%	1.01%	1.08%	1.07%	1.07%
Expenses net of all reductions	.99%H	.99%	1.01%	1.08%	1.07%	1.07%
Net investment income (loss)	4.85%H	4.11%	3.69%	3.48%	3.77%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$94	$102	$137	$171	$195	$240
Portfolio turnover rateI	20%H	47%	68%	46%	26%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.59	$9.41	$9.85	$9.99
Income from Investment Operations
Net investment income (loss)A	.193	.325	.286	.263	.301	.241
Net realized and unrealized gain (loss)	(.023)	(.056)	.067	.212	(.434)	(.113)
Total from investment operations	.170	.269	.353	.475	(.133)	.128
Distributions from net investment income	(.200)	(.325)	(.273)	(.295)	(.268)	(.232)
Distributions from net realized gain	–	(.004)	–	–	(.040)	(.036)
Total distributions	(.200)	(.329)	(.273)	(.295)	(.308)	(.268)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.001	–B
Net asset value, end of period	$9.58	$9.61	$9.67	$9.59	$9.41	$9.85
Total ReturnC,D,E	1.82%	2.83%	3.73%	5.19%	(1.38)%	1.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.73%	1.74%	1.74%	1.73%	1.73%
Expenses net of fee waivers, if any	1.75%H	1.73%	1.74%	1.74%	1.73%	1.73%
Expenses net of all reductions	1.75%H	1.73%	1.74%	1.74%	1.73%	1.73%
Net investment income (loss)	4.10%H	3.36%	2.96%	2.82%	3.10%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$339	$464	$523	$582	$671	$835
Portfolio turnover rateI	20%H	47%	68%	46%	26%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.65	$9.58	$9.40	$9.84	$9.98
Income from Investment Operations
Net investment income (loss)A	.242	.426	.386	.359	.401	.344
Net realized and unrealized gain (loss)	(.022)	(.046)	.057	.212	(.435)	(.113)
Total from investment operations	.220	.380	.443	.571	(.034)	.231
Distributions from net investment income	(.250)	(.426)	(.373)	(.391)	(.367)	(.335)
Distributions from net realized gain	–	(.004)	–	–	(.040)	(.036)
Total distributions	(.250)	(.430)	(.373)	(.391)	(.407)	(.371)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.001	–B
Net asset value, end of period	$9.57	$9.60	$9.65	$9.58	$9.40	$9.84
Total ReturnC,D	2.36%	4.01%	4.70%	6.28%	(.36)%	2.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%	.70%	.71%	.70%	.69%
Expenses net of fee waivers, if any	.69%G	.68%	.69%	.71%	.70%	.69%
Expenses net of all reductions	.69%G	.68%	.69%	.71%	.70%	.69%
Net investment income (loss)	5.16%G	4.44%	4.01%	3.86%	4.14%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$7,836	$9,221	$7,368	$6,131	$6,615	$9,032
Portfolio turnover rateH	20%G	47%	68%	46%	26%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.65	$9.58	$9.40	$9.83	$9.97
Income from Investment Operations
Net investment income (loss)A	.239	.419	.380	.355	.396	.339
Net realized and unrealized gain (loss)	(.013)	(.056)	.058	.211	(.424)	(.113)
Total from investment operations	.226	.363	.438	.566	(.028)	.226
Distributions from net investment income	(.246)	(.419)	(.368)	(.386)	(.363)	(.330)
Distributions from net realized gain	–	(.004)	–	–	(.040)	(.036)
Total distributions	(.246)	(.423)	(.368)	(.386)	(.403)	(.366)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.001	–B
Net asset value, end of period	$9.57	$9.59	$9.65	$9.58	$9.40	$9.83
Total ReturnC,D	2.43%	3.84%	4.64%	6.23%	(.30)%	2.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.75%	.74%	.74%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.75%	.74%	.74%
Expenses net of all reductions	.76%G	.75%	.75%	.75%	.74%	.74%
Net investment income (loss)	5.09%G	4.36%	3.95%	3.81%	4.10%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$1,643	$2,243	$2,120	$1,748	$2,429	$3,317
Portfolio turnover rateH	20%G	47%	68%	46%	26%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.65
Income from Investment Operations
Net investment income (loss)B	.240	.051
Net realized and unrealized gain (loss)	(.008)	(.076)
Total from investment operations	.232	(.025)
Distributions from net investment income	(.252)	(.035)
Distributions from net realized gain	–	–
Total distributions	(.252)	(.035)
Net asset value, end of period	$9.57	$9.59
Total ReturnC,D	2.49%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.62%G
Expenses net of fee waivers, if any	.63%G	.62%G
Expenses net of all reductions	.63%G	.62%G
Net investment income (loss)	5.22%G	7.64%G
Supplemental Data
Net assets, end of period (in millions)	$245	$16
Portfolio turnover rateH	20%G	47%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $197 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,142
Gross unrealized depreciation	(139,719)
Net unrealized appreciation (depreciation)	$(53,577)
Tax cost	$10,915,865

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,624)
Long-term	(381,967)
Total capital loss carryforward	$(389,591)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $1,042,922 and $2,774,322, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$706	$52
Class M	-%	.25%	119	1
Class C	.75%	.25%	2,050	190
			$2,875	$243

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21
Class M	4
Class C(a)	57
$82

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$428.15
Class M	76.16
Class C	324.16
Fidelity Floating Rate High Income Fund	4,479.11
Class I	1,736.18
Class Z	38.05
	$7,081

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23 and a portion of class-level operating expenses as follows:

Amount
Class A	$1
Class M	--(a)
Class C	1
Fidelity Floating Rate High Income Fund	11
Class I	3
Class Z	--(a)
$16

 (a) In the amount of less than five hundred dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$14,090	$24,166
Class M	2,367	4,187
Class C	8,684	16,600
Fidelity Floating Rate High Income Fund	214,581	363,480
Class I	50,841	95,721
Class Z	4,007	18
Total	$294,570	$504,172

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	13,948	16,784	$132,239	$161,980
Reinvestment of distributions	1,393	2,361	13,150	22,764
Shares redeemed	(15,774)	(17,404)	(148,466)	(167,909)
Net increase (decrease)	(433)	1,741	$(3,077)	$16,835
Class M
Shares sold	1,061	2,489	$10,023	$23,981
Reinvestment of distributions	245	425	2,309	4,094
Shares redeemed	(2,129)	(6,565)	(20,071)	(63,233)
Net increase (decrease)	(823)	(3,651)	$(7,739)	$(35,158)
Class C
Shares sold	2,485	7,549	$23,472	$72,826
Reinvestment of distributions	823	1,538	7,759	14,830
Shares redeemed	(16,221)	(14,814)	(153,654)	(142,918)
Net increase (decrease)	(12,913)	(5,727)	$(122,423)	$(55,262)
Fidelity Floating Rate High Income Fund
Shares sold	141,392	375,175	$1,336,200	$3,615,070
Reinvestment of distributions	18,447	30,375	173,817	292,501
Shares redeemed	(302,299)	(207,730)	(2,849,508)	(2,001,358)
Net increase (decrease)	(142,460)	197,820	$(1,339,491)	$1,906,213
Class I
Shares sold	28,290	74,989	$266,597	$722,001
Reinvestment of distributions	3,756	7,021	35,355	67,554
Shares redeemed	(94,257)	(67,803)	(887,999)	(652,660)
Net increase (decrease)	(62,211)	14,207	$(586,047)	$136,895
Class Z
Shares sold	27,522	1,693	$262,044	$16,292
Reinvestment of distributions	322	2	3,036	16
Shares redeemed	(3,961)	(7)	(37,362)	(68)
Net increase (decrease)	23,883	1,688	$227,718	$16,240

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	.99%
Actual		$1,000.00	$1,023.10	$4.97
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	.99%
Actual		$1,000.00	$1,023.10	$4.97
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class C	1.75%
Actual		$1,000.00	$1,018.20	$8.76
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.69%
Actual		$1,000.00	$1,023.60	$3.46
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class I	.76%
Actual		$1,000.00	$1,024.30	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class Z	.63%
Actual		$1,000.00	$1,024.90	$3.16
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Floating Rate High Income Fund

2018 Total Return % vs. Lipper Loan Participation Funds and S&PLevPerf/CS Lev Ln Lnk:

75% beaten
25% beaten
Benchmark
Retail Class
Class C
5.00
4.00
3.00
2.00
4.41
4.13
3.80
3.09
2.73
1 Year
14.00
12.00
10.00
8.00
13.62
12.79
12.04
9.35
8.61
3 Year
25.0
20.0
15.0
10.0
22.4
20.3
18.4
15.3
12.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	62%	66%	56%
Class A	50%	55%	40%
Class C	14%	18%	9%
Class I	63%	65%	51%
Class M	43%	52%	36%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class C and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AFR-SANN-0619
1.757235.118

Fidelity Advisor® High Income Advantage Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4
Tenet Healthcare Corp.	2.2
Navient Corp.	1.8
Community Health Systems, Inc.	1.6
Ally Financial, Inc.	1.6
9.6

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Energy	16.8
Healthcare	10.2
Cable/Satellite TV	8.3
Technology	7.9
Diversified Financial Services	6.3

Quality Diversification (% of fund's net assets)

As of April 30, 2019
BBB	3.1%
BB	27.0%
B	29.5%
CCC,CC,C	15.0%
Not Rated	0.9%
Equities	18.8%
Short-Term Investments and Net Other Assets	5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Nonconvertible Bonds	65.0%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	18.6%
Bank Loan Obligations	8.2%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 21.0%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Utilities - 0.2%
SolarCity Corp. 1.625% 11/1/19	$4,335	$4,206
Nonconvertible Bonds - 65.0%
Aerospace - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	671
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,275	2,315
7.5% 3/15/25 (a)	1,180	1,183
7.875% 4/15/27 (a)	10,990	11,059
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,431
5% 8/1/24 (a)	1,940	1,976
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	1,820	1,829
TransDigm, Inc.:
6.25% 3/15/26 (a)	1,870	1,947
7.5% 3/15/27 (a)	6,780	6,992
		29,403
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	178	185
Automotive & Auto Parts - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (a)	1,265	1,301
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.25% 5/15/26 (a)	975	1,018
		2,319
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
5.75% 11/20/25	2,310	2,503
8% 11/1/31	3,105	3,936
8% 11/1/31	18,362	23,503
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	1
		29,943
Broadcasting - 0.2%
Entercom Media Corp. 6.5% 5/1/27 (a)	1,025	1,046
Sirius XM Radio, Inc. 5% 8/1/27 (a)	3,200	3,226
		4,272
Building Materials - 0.2%
HD Supply, Inc. 5.375% 10/15/26 (a)	2,975	3,079
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	835
		3,914
Cable/Satellite TV - 6.5%
Altice SA:
7.625% 2/15/25 (a)	12,590	11,866
7.75% 5/15/22 (a)	10,575	10,773
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	740	739
5.125% 2/15/23	2,550	2,588
5.125% 5/1/27 (a)	21,260	21,579
5.5% 5/1/26 (a)	4,620	4,768
5.75% 1/15/24	5,335	5,468
5.75% 2/15/26 (a)	1,770	1,852
5.875% 5/1/27 (a)	8,635	8,970
CSC Holdings LLC:
5.375% 2/1/28 (a)	7,505	7,627
5.5% 4/15/27 (a)	9,215	9,493
6.5% 2/1/29 (a)	3,900	4,188
7.5% 4/1/28 (a)	4,535	4,949
7.75% 7/15/25 (a)	1,260	1,354
DISH DBS Corp.:
5% 3/15/23	4,695	4,302
5.875% 7/15/22	4,240	4,137
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,705
6% 1/15/27 (a)	3,575	3,504
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,315	12,284
		122,146
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26	645	666
Chemicals - 2.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	6,342
5.15% 3/15/34	3,625	3,507
5.375% 3/15/44	2,750	2,517
Element Solutions, Inc. 5.875% 12/1/25 (a)	1,930	1,976
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,050	1,089
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,645	1,608
5.25% 6/1/27 (a)	1,840	1,808
OCI NV 6.625% 4/15/23 (a)	7,890	8,217
Olin Corp. 5% 2/1/30	1,555	1,539
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	1,190	1,221
The Chemours Co. LLC:
5.375% 5/15/27	835	833
7% 5/15/25	975	1,031
TPC Group, Inc. 8.75% 12/15/20 (a)	9,385	9,279
		40,967
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.25% 5/15/24 (a)	3,785	3,988
Ball Corp. 4.875% 3/15/26	4,125	4,275
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,438
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,178
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	519
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,384	2,391
		16,789
Diversified Financial Services - 5.1%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,415	3,108
CIT Group, Inc. 5.25% 3/7/25	1,650	1,755
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	5,475	5,564
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,454
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,740
6.25% 2/1/22	3,525	3,632
6.375% 12/15/25	5,050	5,265
6.75% 2/1/24	1,810	1,894
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,409
Navient Corp.:
5.5% 1/25/23	3,735	3,800
5.875% 10/25/24	4,300	4,322
6.125% 3/25/24	8,550	8,745
6.75% 6/25/25	2,330	2,377
6.75% 6/15/26	6,810	6,862
7.25% 9/25/23	1,775	1,921
8% 3/25/20	4,700	4,870
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	3,180	3,215
5.25% 8/15/22 (a)	2,235	2,327
5.5% 2/15/24 (a)	14,300	15,074
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	678
6.875% 2/15/23 (a)	655	655
Springleaf Financial Corp.:
6.875% 3/15/25	2,045	2,193
7.125% 3/15/26	6,330	6,719
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	2,690	2,865
		96,444
Diversified Media - 0.4%
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	779
Liberty Media Corp.:
8.25% 2/1/30	469	485
8.5% 7/15/29	529	551
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,220	1,214
Viacom, Inc.:
5.875% 2/28/57 (d)	1,755	1,768
6.25% 2/28/57 (d)	2,380	2,446
		7,243
Energy - 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	820	836
5.75% 3/1/27 (a)	3,355	3,435
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,534
California Resources Corp. 8% 12/15/22 (a)	18,585	14,194
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,104
Centennial Resource Production LLC 6.875% 4/1/27 (a)	1,600	1,658
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,215	5,437
5.875% 3/31/25	2,610	2,812
Cheniere Energy Partners LP 5.625% 10/1/26 (a)	2,120	2,190
Chesapeake Energy Corp.:
4.875% 4/15/22	2,950	2,902
5.75% 3/15/23	1,890	1,866
8% 6/15/27	3,800	3,716
Comstock Escrow Corp. 9.75% 8/15/26 (a)	3,890	3,540
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(d)(e)	4,580	4,557
6.5% 5/15/26 (a)	7,550	7,701
6.875% 6/15/25 (a)	3,565	3,672
Continental Resources, Inc. 4.375% 1/15/28	2,260	2,317
Covey Park Energy LLC 7.5% 5/15/25 (a)	880	818
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,819
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	7,215	6,674
DCP Midstream Operating LP 5.375% 7/15/25	2,975	3,127
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	3,157
5.5% 5/1/22	2,510	1,901
6.375% 8/15/21	770	639
7.5% 2/15/24 (a)	10,930	10,056
9.25% 3/31/22 (a)	995	1,007
Drax Finco PLC 6.625% 11/1/25 (a)	1,665	1,682
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	834
5.75% 1/30/28 (a)	805	857
EnLink Midstream LLC 5.375% 6/1/29	1,620	1,612
Ensco PLC:
4.5% 10/1/24	3,930	3,183
5.2% 3/15/25	760	610
7.75% 2/1/26	8,430	7,271
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	12,700	11,303
8% 11/29/24 (a)	1,565	1,064
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	2,570	2,589
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,444
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	2,069
5.75% 10/1/25 (a)	8,820	8,886
6.25% 11/1/28 (a)	1,980	2,017
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	1,966
Jonah Energy LLC 7.25% 10/15/25 (a)	4,335	2,590
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,300	2,415
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,892
MEG Energy Corp.:
6.375% 1/30/23 (a)	2,300	2,174
7% 3/31/24 (a)	5,895	5,591
Nabors Industries, Inc.:
5.5% 1/15/23	1,475	1,405
5.75% 2/1/25	4,525	4,118
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,269
4.5% 9/15/27 (a)	880	865
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	415	428
Noble Holding International Ltd.:
6.05% 3/1/41	95	62
6.2% 8/1/40	2,660	1,789
7.75% 1/15/24	571	518
7.875% 2/1/26 (a)	1,795	1,737
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind	2,075	2,179
Oasis Petroleum, Inc. 6.875% 3/15/22	857	860
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (a)(d)	201	209
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	946
6.25% 6/1/24 (a)	4,520	4,687
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,795	1,847
7.25% 6/15/25	2,125	2,189
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,389
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	619
6.375% 3/31/25 (a)	755	749
Pride International, Inc. 7.875% 8/15/40	2,715	2,145
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,115
Sanchez Energy Corp.:
6.125% 1/15/23	5,885	787
7.25% 2/15/23 (a)	6,985	5,885
SemGroup Corp. 7.25% 3/15/26	4,510	4,363
SESI LLC 7.75% 9/15/24	1,160	856
SM Energy Co.:
5% 1/15/24	1,730	1,621
5.625% 6/1/25	2,565	2,405
6.625% 1/15/27	1,435	1,352
6.75% 9/15/26	845	809
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,756
7.75% 10/1/27	1,285	1,301
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,501
5.75% 4/15/25	1,435	1,324
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,114
5.5% 2/15/26	1,770	1,801
6% 4/15/27 (a)	4,240	4,399
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,097
5.375% 2/1/27	1,070	1,086
5.875% 4/15/26	1,370	1,442
6.5% 7/15/27 (a)	975	1,044
6.875% 1/15/29 (a)	1,720	1,858
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	5,014
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	954
5% 1/31/28 (a)	965	952
6.625% 6/15/25 (a)(d)	1,480	1,547
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,376
U.S.A. Compression Partners LP 6.875% 4/1/26	655	687
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,941	951
W&T Offshore, Inc. 9.75% 11/1/23 (a)	1,500	1,526
Weatherford International Ltd. 9.875% 2/15/24	1,970	1,379
Weatherford International, Inc. 9.875% 3/1/25	8,720	6,104
		251,134
Entertainment/Film - 0.3%
Livent, Inc. 9.375% 10/15/04 (b)(c)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	10,037	5,018
		5,018
Environmental - 0.7%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,815
6% 1/1/27	3,440	3,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	5,168	5,032
Tervita Escrow Corp. 7.625% 12/1/21 (a)	810	820
		14,167
Food & Drug Retail - 0.3%
Rite Aid Corp.:
6.875% 12/15/28 (a)(d)	5,785	3,240
7.7% 2/15/27	2,715	1,629
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)	785	793
		5,662
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,287
Darling International, Inc. 5.25% 4/15/27 (a)	2,155	2,193
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,365
JBS Investments II GmbH 7% 1/15/26 (a)	1,795	1,868
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,895	3,997
5.875% 7/15/24 (a)	3,345	3,441
6.75% 2/15/28 (a)	4,025	4,256
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	4,655	4,934
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	634
5.875% 9/30/27 (a)	1,110	1,146
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,671
5.75% 3/1/27 (a)	4,735	4,853
Vector Group Ltd. 6.125% 2/1/25 (a)	3,110	2,791
		37,436
Gaming - 2.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,406
Eldorado Resorts, Inc.:
6% 4/1/25	1,970	2,034
6% 9/15/26	865	897
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,790	1,881
International Game Technology PLC 6.25% 1/15/27 (a)	1,205	1,267
MCE Finance Ltd. 5.25% 4/26/26 (a)	2,355	2,340
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27 (a)	1,635	1,721
MGM Mirage, Inc.:
5.5% 4/15/27	2,155	2,222
5.75% 6/15/25	7,095	7,505
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	410
Scientific Games Corp. 10% 12/1/22	3,262	3,433
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,358
Transocean, Inc. 7.25% 11/1/25 (a)	4,035	3,995
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,925	1,882
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,367
5.5% 10/1/27 (a)	1,710	1,668
		40,386
Healthcare - 8.6%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	625	627
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,620	4,822
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,280	1,339
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,497
6.25% 3/31/23	14,435	14,056
8% 3/15/26 (a)	10,575	10,284
8.125% 6/30/24 (a)	1,420	1,051
8.625% 1/15/24 (a)	4,545	4,613
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,119
DaVita HealthCare Partners, Inc.:
5% 5/1/25	9,260	9,060
5.125% 7/15/24	7,335	7,335
Encompass Health Corp.:
5.75% 11/1/24	1,570	1,592
5.75% 9/15/25	400	411
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,605
5.375% 9/1/26	1,960	2,053
5.625% 9/1/28	3,425	3,613
5.875% 2/15/26	2,290	2,461
5.875% 2/1/29	1,030	1,109
7.5% 2/15/22	5,095	5,605
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,843
4.625% 2/1/28 (a)	645	633
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,149
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,875	6,892
5.25% 8/1/26	1,890	1,925
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,155	2,214
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,388
4.625% 7/15/24	5,035	5,049
5.125% 5/1/25	6,430	6,486
6.25% 2/1/27 (a)	4,660	4,858
6.75% 6/15/23	6,050	6,171
8.125% 4/1/22	8,975	9,576
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	2,268	2,277
5.75% 8/15/27 (a)	490	511
5.875% 5/15/23 (a)	5,249	5,289
6.125% 4/15/25 (a)	5,110	5,174
7% 3/15/24 (a)	3,215	3,388
8.5% 1/31/27 (a)	1,485	1,618
9% 12/15/25 (a)	2,040	2,259
9.25% 4/1/26 (a)	4,310	4,795
Vizient, Inc.:
6.25% 5/15/27 (a)(f)	450	466
10.375% 3/1/24 (a)	2,275	2,454
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,570	1,621
5.375% 8/15/26 (a)	1,185	1,241
		161,529
Homebuilders/Real Estate - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,315
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	1,840	1,845
		3,160
Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	4,570	4,679
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,730	2,785
		7,464
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	2,770	2,507
8.125% 2/15/24 (a)	1,350	1,412
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	105	108
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,595	2,614
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,765
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,346
		10,752
Leisure - 0.4%
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	985
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,411
7.25% 11/30/21 (a)	3,645	3,763
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,613
		7,772
Metals/Mining - 1.0%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,906
6.875% 3/1/26 (a)	2,020	1,891
7.5% 4/1/25 (a)	3,220	3,111
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,347
5.125% 3/15/23 (a)	1,920	1,963
Freeport-McMoRan, Inc. 6.875% 2/15/23	7,290	7,691
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,272
		19,181
Paper - 0.2%
CommScope Finance LLC 6% 3/1/26 (a)	2,065	2,186
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	884
		3,070
Publishing/Printing - 0.1%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	1,260	1,172
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,514
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,415
8.75% 10/1/25 (a)	1,630	1,707
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,519
		10,155
Services - 0.9%
APX Group, Inc. 7.625% 9/1/23	3,870	3,386
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,635	4,357
CDK Global, Inc. 5.875% 6/15/26	670	705
IHS Markit Ltd. 4% 3/1/26 (a)	825	823
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,095	2,085
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,775	5,169
		16,525
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,591
Cleveland-Cliffs, Inc. 5.75% 3/1/25	5,055	5,023
		6,614
Super Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26	3,540	3,509
4.875% 4/15/28	2,060	2,046
5.875% 11/15/28	2,750	2,901
		8,456
Technology - 3.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,297
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	8,760	8,782
EIG Investors Corp. 10.875% 2/1/24	3,405	3,631
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,577
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,080
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,379
Match Group, Inc.:
5% 12/15/27 (a)	1,485	1,492
5.625% 2/15/29 (a)	1,565	1,600
Qorvo, Inc. 5.5% 7/15/26 (a)	2,125	2,215
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,309
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	632
Uber Technologies, Inc. 8% 11/1/26 (a)	6,040	6,448
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	980	951
10.5% 2/1/24 (a)	8,960	8,154
		60,547
Telecommunications - 5.0%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	4,065
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,673
8.125% 1/15/24 (a)	810	838
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	3,310	3,313
7.5% 10/15/26 (a)	1,620	1,681
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,324
5.375% 3/15/27	1,070	1,113
Equinix, Inc. 5.375% 5/15/27	1,575	1,667
Frontier Communications Corp.:
8% 4/1/27 (a)	2,720	2,812
8.5% 4/1/26 (a)	4,565	4,303
11% 9/15/25	5,015	3,247
GCI, Inc. 6.875% 4/15/25	2,080	2,179
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	8,435	8,804
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,404
Neptune Finco Corp. 10.875% 10/15/25 (a)	5,445	6,262
Sable International Finance Ltd.:
5.75% 9/7/27 (a)	3,240	3,216
6.875% 8/1/22 (a)	1,210	1,264
SFR Group SA:
6.25% 5/15/24 (a)	1,150	1,179
7.375% 5/1/26 (a)	5,140	5,207
8.125% 2/1/27 (a)	5,190	5,424
Sprint Capital Corp.:
6.875% 11/15/28	4,320	4,134
8.75% 3/15/32	3,675	3,859
Sprint Corp.:
7.125% 6/15/24	4,195	4,204
7.625% 2/15/25	825	833
7.625% 3/1/26	1,540	1,539
7.875% 9/15/23	3,440	3,578
Wind Tre SpA 5% 1/20/26 (a)	3,195	2,920
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,466
6% 4/1/23	3,795	3,857
		94,365
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	695	690
Transportation Ex Air/Rail - 1.9%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	7	7
4.375% 5/1/26 (a)	5	5
5.125% 10/1/23 (a)	9,115	9,473
5.25% 5/15/24 (a)	3,215	3,355
5.5% 1/15/23 (a)	3,665	3,838
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,627
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	4,870
11.25% 8/15/22 (a)	3,155	2,130
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	980	897
Teekay Corp. 8.5% 1/15/20	6,825	7,030
		36,232
Utilities - 3.8%
Calpine Corp. 5.375% 1/15/23	2,615	2,635
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	2,135	2,183
Dynegy, Inc.:
5.875% 6/1/23	2,830	2,887
7.625% 11/1/24	11,143	11,742
InterGen NV 7% 6/30/23 (a)	17,477	16,057
NRG Energy, Inc. 5.75% 1/15/28	9,470	10,028
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	994
Talen Energy Supply LLC:
6.5% 6/1/25	3,115	2,733
10.5% 1/15/26 (a)	2,010	2,100
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,110
The AES Corp.:
4% 3/15/21	3,920	3,946
4.5% 3/15/23	2,590	2,632
5.125% 9/1/27	1,500	1,560
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,135	1,109
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	2,545	2,621
5.625% 2/15/27 (a)	4,435	4,551
		70,888

TOTAL NONCONVERTIBLE BONDS		1,226,666

TOTAL CORPORATE BONDS
(Cost $1,230,881)		1,230,872
	Shares	Value (000s)

Common Stocks - 18.6%
Air Transportation - 0.5%
Air Canada (g)	193,100	4,635
Delta Air Lines, Inc.	76,000	4,430

TOTAL AIR TRANSPORTATION		9,065

Automotive & Auto Parts - 0.1%
Motors Liquidation Co. GUC Trust (g)	39,254	383
UC Holdings, Inc. (c)(g)	29,835	817

TOTAL AUTOMOTIVE & AUTO PARTS		1,200

Banks & Thrifts - 0.4%
Bank of America Corp.	243,700	7,452
WMI Holdings Corp. (g)	1,467	13

TOTAL BANKS & THRIFTS		7,465

Broadcasting - 1.0%
Gray Television, Inc. (g)	478,270	11,206
Nexstar Broadcasting Group, Inc. Class A	69,000	8,076

TOTAL BROADCASTING		19,282

Cable/Satellite TV - 0.9%
Altice U.S.A., Inc. Class A	373,300	8,795
Charter Communications, Inc. Class A (g)	20,048	7,442

TOTAL CABLE/SATELLITE TV		16,237

Capital Goods - 0.2%
Spectrum Brands Holdings, Inc.	75,800	4,667
Chemicals - 1.1%
Dow, Inc. (g)	34,600	1,963
DowDuPont, Inc.	103,800	3,991
Element Solutions, Inc. (g)	410,130	4,454
Olin Corp.	235,800	5,115
The Chemours Co. LLC	162,300	5,844

TOTAL CHEMICALS		21,367

Diversified Financial Services - 0.6%
OneMain Holdings, Inc.	78,000	2,650
The Blackstone Group LP	221,900	8,756

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,406

Energy - 1.9%
Ascent Resources Marcellus Holdings, Inc. (c)	175,172	557
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (c)(g)	49,910	25
California Resources Corp. (g)(h)	169,600	3,575
Contura Energy, Inc. (g)	1,353	76
Denbury Resources, Inc. (g)	1,726,000	3,849
Diamondback Energy, Inc.	50,400	5,362
Forbes Energy Services Ltd. (g)	65,062	195
Nabors Industries Ltd.	1,685,300	5,899
Pacific Drilling SA (g)	422,931	6,281
Pacific Drilling SA (g)	24,505	364
Parsley Energy, Inc. Class A (g)	165,900	3,311
Pioneer Natural Resources Co.	27,500	4,578
Teekay LNG Partners LP	900	13
Tidewater, Inc.:
warrants 11/14/42 (g)	36,326	930
warrants 11/14/42 (g)	12,651	324
Ultra Petroleum Corp. warrants 7/14/25 (g)	39,270	0

TOTAL ENERGY		35,339

Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (c)(g)	57,894	2,031
Tops Markets Corp. (c)	4,395	1,545
Tops Markets Corp. (Escrow) (c)(i)	4,395,000	0

TOTAL FOOD & DRUG RETAIL		3,576

Food/Beverage/Tobacco - 0.6%
Darling International, Inc. (g)	222,500	4,853
JBS SA	1,485,300	7,489

TOTAL FOOD/BEVERAGE/TOBACCO		12,342

Gaming - 2.3%
Boyd Gaming Corp.	282,300	8,125
Eldorado Resorts, Inc. (g)	183,900	9,079
Golden Entertainment, Inc. (g)(h)	154,929	2,437
Melco Crown Entertainment Ltd. sponsored ADR	291,100	7,307
Penn National Gaming, Inc. (g)	296,100	6,416
Red Rock Resorts, Inc.	80,285	2,166
Studio City International Holdings Ltd. ADR	35,600	612
Wynn Resorts Ltd.	50,000	7,223

TOTAL GAMING		43,365

Healthcare - 1.2%
Boston Scientific Corp. (g)	157,200	5,835
HCA Holdings, Inc.	41,600	5,293
Jazz Pharmaceuticals PLC (g)	43,647	5,664
Tenet Healthcare Corp. (g)	269,300	5,898

TOTAL HEALTHCARE		22,690

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	21
Services - 1.0%
CDK Global, Inc.	83,700	5,049
HD Supply Holdings, Inc. (g)	175,200	8,005
United Rentals, Inc. (g)	36,900	5,200

TOTAL SERVICES		18,254

Super Retail - 0.3%
Amazon.com, Inc. (g)	3,300	6,358
Arena Brands Holding Corp. Class B (c)(g)(i)	42,253	121

TOTAL SUPER RETAIL		6,479

Technology - 4.2%
Alphabet, Inc. Class A (g)	6,500	7,793
Facebook, Inc. Class A (g)	22,794	4,408
First Data Corp. Class A (g)	390,000	10,085
Lyft, Inc.	84,470	4,546
Marvell Technology Group Ltd.	240,800	6,025
Micron Technology, Inc. (g)	171,600	7,217
Microsoft Corp.	51,000	6,661
NXP Semiconductors NV	88,300	9,326
ON Semiconductor Corp. (g)	337,800	7,790
Presidio, Inc.	262,444	3,942
Qorvo, Inc. (g)	85,600	6,472
Skyworks Solutions, Inc.	59,500	5,247

TOTAL TECHNOLOGY		79,512

Telecommunications - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (g)	29,700	5,511
T-Mobile U.S., Inc. (g)	103,300	7,540

TOTAL TELECOMMUNICATIONS		13,051

Utilities - 1.4%
NRG Energy, Inc.	189,000	7,781
NRG Yield, Inc. Class C	183,100	2,906
PG&E Corp. (g)	295,700	6,659
Vistra Energy Corp.	306,782	8,360

TOTAL UTILITIES		25,706

TOTAL COMMON STOCKS
(Cost $281,093)		351,024

Convertible Preferred Stocks - 0.2%
Utilities - 0.2%
Vistra Energy Corp. 7.00%
(Cost $3,793)	45,600	4,583
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 8.2%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 5/30/25 (d)(e)	2,815	2,801
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9831% 8/22/24 (d)(e)	2,390	2,378

TOTAL AEROSPACE		5,179

Broadcasting - 0.0%
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 10/19/25 (d)(e)	110	110
Cable/Satellite TV - 0.9%
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.18% 2/15/24 (d)(e)	2,569	2,554
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7374% 8/19/23 (d)(e)	15,667	15,370

TOTAL CABLE/SATELLITE TV		17,924

Chemicals - 0.4%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.101% 3/1/26 (d)(e)	6,415	6,395
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7294% 10/1/25 (d)(e)	1,110	1,105

TOTAL CHEMICALS		7,500

Diversified Financial Services - 0.6%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 10/1/25 (d)(e)	10,486	10,368
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4/26/26 (e)(j)	1,770	1,774

TOTAL DIVERSIFIED FINANCIAL SERVICES		12,142

Energy - 1.6%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.984% 3/30/23 (d)(e)	268	268
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (d)(e)	945	914
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8535% 12/31/21 (d)(e)	7,005	7,193
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2285% 12/31/22 (d)(e)	4,425	4,281
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5998% 3/27/24 (d)(e)	4,120	4,103
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (d)(e)	6,520	6,482
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (c)(d)	725	731
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4766% 3/1/24 (d)(e)	5,790	4,303
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7298% 7/18/25 (d)(e)	753	755
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (d)(e)	344	345

TOTAL ENERGY		29,375

Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 3/29/25 (d)(e)	3,200	3,185
Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.6451% 5/31/24 (d)(e)	7,940	7,669
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.125% 11/19/23 (c)(d)(e)	1,781	1,774

TOTAL FOOD & DRUG RETAIL		9,443

Food/Beverage/Tobacco - 0.0%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 6/27/23 (d)(e)	782	780
Healthcare - 0.4%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9874% 11/16/25 (d)(e)	2,603	2,614
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4/17/26 (e)(j)	245	246
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/11/26 (d)(e)	4,705	4,727

TOTAL HEALTHCARE		7,587

Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 11/3/24 (d)(e)	4,754	4,765
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9831% 8/4/25 (d)(e)	445	453

TOTAL INSURANCE		5,218

Leisure - 0.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 7/31/24 (d)(e)	54	55
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 2/28/25 (d)(e)	5,764	5,734

TOTAL LEISURE		5,789

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7266% 6/7/23 (d)(e)	2,815	2,709
Services - 1.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (d)(e)	9,425	9,339
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (d)(e)	5,945	5,903
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (d)(e)	2,615	2,589
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (d)(e)	789	789
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (d)(e)	9,430	9,306

TOTAL SERVICES		27,926

Super Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4831% 9/25/24 (d)(e)	3,671	3,662
Technology - 0.5%
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (d)(e)	2,090	2,092
SS&C Technologies, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 4/16/25 (d)(e)	488	487
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9874% 7/13/23 (d)(e)	2,504	2,502
3 month U.S. LIBOR + 4.000% 6.484% 4/4/25 (d)(e)	1,970	1,977
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/8/26 (e)(j)	570	574
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.234% 10/11/26 (d)(e)	703	690
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.234% 10/11/25 (d)(e)	332	330

TOTAL TECHNOLOGY		8,652

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2285% 11/27/23 (d)(e)	2,860	2,855
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1601% 1/31/26 (d)(e)	4,772	4,643

TOTAL TELECOMMUNICATIONS		7,498

TOTAL BANK LOAN OBLIGATIONS
(Cost $155,785)		154,679

Preferred Securities - 2.1%
Banks & Thrifts - 2.1%
Bank of America Corp.:
5.875% (d)(k)	17,640	18,346
6.1% (d)(k)	2,590	2,797
Citigroup, Inc.:
5.35% (d)(k)	12,655	12,977
6.3% (d)(k)	4,585	4,902
TOTAL PREFERRED SECURITIES
(Cost $38,021)		39,022
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.49% (l)	94,371,151	94,390
Fidelity Securities Lending Cash Central Fund 2.49% (l)(m)	3,782,797	3,783
TOTAL MONEY MARKET FUNDS
(Cost $98,173)		98,173
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,807,746)		1,878,353
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,905
NET ASSETS - 100%		$1,887,258

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $738,885,000 or 39.2% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,000 or 0.0% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$855
Fidelity Securities Lending Cash Central Fund	3
Total	$858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$55,260	$55,260	$--	$--
Consumer Discretionary	56,172	55,234	--	938
Consumer Staples	20,585	17,009	--	3,576
Energy	35,339	34,757	--	582
Financials	19,254	19,254	--	--
Health Care	22,690	22,690	--	--
Industrials	26,816	22,270	4,546	--
Information Technology	67,814	67,814	--	--
Materials	21,388	21,388	--	--
Utilities	30,289	25,706	4,583	--
Corporate Bonds	1,230,872	--	1,230,871	1
Bank Loan Obligations	154,679	--	152,174	2,505
Preferred Securities	39,022	--	39,022	--
Money Market Funds	98,173	98,173	--	--
Total Investments in Securities:	$1,878,353	$439,555	$1,431,196	$7,602

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Cayman Islands	3.8%
Canada	3.7%
Luxembourg	3.1%
Netherlands	3.1%
Multi-National	1.9%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,646) — See accompanying schedule: Unaffiliated issuers (cost $1,709,573)	$1,780,180
Fidelity Central Funds (cost $98,173)	98,173
Total Investment in Securities (cost $1,807,746)		$1,878,353
Cash		125
Receivable for investments sold		2,214
Receivable for fund shares sold		2,892
Dividends receivable		88
Interest receivable		23,119
Distributions receivable from Fidelity Central Funds		200
Prepaid expenses		1
Other receivables		37
Total assets		1,907,029
Liabilities
Payable for investments purchased
Regular delivery	$11,402
Delayed delivery	450
Payable for fund shares redeemed	1,998
Distributions payable	667
Accrued management fee	860
Distribution and service plan fees payable	252
Other affiliated payables	282
Other payables and accrued expenses	77
Collateral on securities loaned	3,783
Total liabilities		19,771
Net Assets		$1,887,258
Net Assets consist of:
Paid in capital		$1,796,566
Total distributable earnings (loss)		90,692
Net Assets		$1,887,258
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($520,826 ÷ 45,919 shares)		$11.34
Maximum offering price per share (100/96.00 of $11.34)		$11.81
Class M:
Net Asset Value and redemption price per share ($341,436 ÷ 29,934 shares)		$11.41
Maximum offering price per share (100/96.00 of $11.41)		$11.89
Class C:
Net Asset Value and offering price per share ($89,346 ÷ 7,892 shares)(a)		$11.32
Class I:
Net Asset Value, offering price and redemption price per share ($858,697 ÷ 80,827 shares)		$10.62
Class Z:
Net Asset Value, offering price and redemption price per share ($76,953 ÷ 7,243 shares)		$10.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$3,256
Interest		48,069
Income from Fidelity Central Funds		858
Total income		52,183
Expenses
Management fee	$4,954
Transfer agent fees	1,370
Distribution and service plan fees	1,584
Accounting and security lending fees	297
Custodian fees and expenses	13
Independent trustees' fees and expenses	5
Registration fees	84
Audit	44
Legal	9
Miscellaneous	6
Total expenses before reductions	8,366
Expense reductions	(39)
Total expenses after reductions		8,327
Net investment income (loss)		43,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,019
Total net realized gain (loss)		11,019
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,123
Total change in net unrealized appreciation (depreciation)		70,123
Net gain (loss)		81,142
Net increase (decrease) in net assets resulting from operations		$124,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,856	$98,740
Net realized gain (loss)	11,019	(4,982)
Change in net unrealized appreciation (depreciation)	70,123	(85,113)
Net increase (decrease) in net assets resulting from operations	124,998	8,645
Distributions to shareholders	(60,022)	(89,211)
Share transactions - net increase (decrease)	(13,044)	60,752
Redemption fees	–	18
Total increase (decrease) in net assets	51,932	(19,796)
Net Assets
Beginning of period	1,835,326	1,855,122
End of period	$1,887,258	$1,835,326

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.41	$10.57	$10.43	$10.88	$10.73
Income from Investment Operations
Net investment income (loss)A	.264	.606	.525	.501	.498	.480
Net realized and unrealized gain (loss)	.506	(.543)	.796	.123	(.489)	.236
Total from investment operations	.770	.063	1.321	.624	.009	.716
Distributions from net investment income	(.360)	(.543)	(.482)	(.485)	(.451)	(.449)
Distributions from net realized gain	–	–	–	–	(.010)	(.118)
Total distributions	(.360)	(.543)	(.482)	(.485)	(.461)	(.567)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.002	.001
Net asset value, end of period	$11.34	$10.93	$11.41	$10.57	$10.43	$10.88
Total ReturnC,D,E	7.32%	.50%	12.75%	6.30%	.06%	6.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	.99%	1.02%	1.04%	1.02%	1.02%
Expenses net of fee waivers, if any	1.01%H	.99%	1.01%	1.03%	1.02%	1.02%
Expenses net of all reductions	1.01%H	.99%	1.01%	1.03%	1.02%	1.02%
Net investment income (loss)	4.89%H	5.35%	4.75%	4.94%	4.62%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$521	$467	$507	$593	$636	$682
Portfolio turnover rateI	42%H	45%	49%	46%	42%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$11.47	$10.63	$10.49	$10.93	$10.78
Income from Investment Operations
Net investment income (loss)A	.265	.611	.529	.505	.501	.484
Net realized and unrealized gain (loss)	.517	(.545)	.795	.123	(.479)	.233
Total from investment operations	.782	.066	1.324	.628	.022	.717
Distributions from net investment income	(.362)	(.546)	(.485)	(.489)	(.454)	(.450)
Distributions from net realized gain	–	–	–	–	(.010)	(.118)
Total distributions	(.362)	(.546)	(.485)	(.489)	(.464)	(.568)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.002	.001
Net asset value, end of period	$11.41	$10.99	$11.47	$10.63	$10.49	$10.93
Total ReturnC,D,E	7.39%	.53%	12.71%	6.30%	.18%	6.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	.98%	1.01%	1.03%	1.02%	1.01%
Expenses net of fee waivers, if any	1.01%H	.98%	1.01%	1.03%	1.02%	1.01%
Expenses net of all reductions	1.01%H	.98%	1.01%	1.03%	1.02%	1.01%
Net investment income (loss)	4.89%H	5.36%	4.76%	4.95%	4.63%	4.43%
Supplemental Data
Net assets, end of period (in millions)	$341	$337	$382	$409	$445	$504
Portfolio turnover rateI	42%H	45%	49%	46%	42%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$11.39	$10.55	$10.41	$10.86	$10.71
Income from Investment Operations
Net investment income (loss)A	.222	.520	.440	.424	.415	.398
Net realized and unrealized gain (loss)	.506	(.543)	.796	.122	(.488)	.237
Total from investment operations	.728	(.023)	1.236	.546	(.073)	.635
Distributions from net investment income	(.318)	(.457)	(.397)	(.407)	(.369)	(.368)
Distributions from net realized gain	–	–	–	–	(.010)	(.118)
Total distributions	(.318)	(.457)	(.397)	(.407)	(.379)	(.486)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.002	.001
Net asset value, end of period	$11.32	$10.91	$11.39	$10.55	$10.41	$10.86
Total ReturnC,D,E	6.92%	(.26)%	11.92%	5.51%	(.70)%	6.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.75%	1.78%	1.79%	1.78%	1.77%
Expenses net of fee waivers, if any	1.78%H	1.75%	1.77%	1.79%	1.78%	1.77%
Expenses net of all reductions	1.78%H	1.75%	1.77%	1.79%	1.78%	1.77%
Net investment income (loss)	4.12%H	4.59%	3.99%	4.18%	3.86%	3.67%
Supplemental Data
Net assets, end of period (in millions)	$89	$130	$156	$163	$171	$182
Portfolio turnover rateI	42%H	45%	49%	46%	42%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.70	$9.91	$9.78	$10.20	$10.10
Income from Investment Operations
Net investment income (loss)A	.259	.590	.517	.493	.488	.474
Net realized and unrealized gain (loss)	.469	(.499)	.750	.113	(.455)	.216
Total from investment operations	.728	.091	1.267	.606	.033	.690
Distributions from net investment income	(.358)	(.541)	(.478)	(.477)	(.445)	(.473)
Distributions from net realized gain	–	–	–	–	(.010)	(.118)
Total distributions	(.358)	(.541)	(.478)	(.477)	(.455)	(.591)
Redemption fees added to paid in capitalA	–	–B	.001	.001	.002	.001
Net asset value, end of period	$10.62	$10.25	$10.70	$9.91	$9.78	$10.20
Total ReturnC,D	7.39%	.80%	13.06%	6.54%	.31%	7.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%	.77%	.80%	.80%	.78%
Expenses net of fee waivers, if any	.77%G	.75%	.77%	.80%	.80%	.78%
Expenses net of all reductions	.77%G	.75%	.77%	.80%	.80%	.78%
Net investment income (loss)	5.13%G	5.57%	5.00%	5.17%	4.84%	4.66%
Supplemental Data
Net assets, end of period (in millions)	$859	$883	$811	$755	$760	$658
Portfolio turnover rateH	42%G	45%	49%	46%	42%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.69
Income from Investment Operations
Net investment income (loss)B	.263	.034
Net realized and unrealized gain (loss)	.470	(.438)
Total from investment operations	.733	(.404)
Distributions from net investment income	(.363)	(.036)
Distributions from net realized gain	–	–
Total distributions	(.363)	(.036)
Net asset value, end of period	$10.62	$10.25
Total ReturnC,D	7.45%	(3.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.63%G
Expenses net of fee waivers, if any	.66%G	.63%G
Expenses net of all reductions	.66%G	.63%G
Net investment income (loss)	5.24%G	5.46%G
Supplemental Data
Net assets, end of period (in millions)	$77	$18
Portfolio turnover rateH	42%G	45%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $30 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$143,584
Gross unrealized depreciation	(62,757)
Net unrealized appreciation (depreciation)	$80,827
Tax cost	$1,797,526

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(2,751)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $360,319 and $391,328, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$584	$17
Class M	-%	.25%	413	39
Class C	.75%	.25%	587	71
			$1,584	$127

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31
Class M	4
Class C(a)	7
$42

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$351.15
Class M	243.15
Class C	97.17
Class I	670.16
Class Z	9.05
	$1,370

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3, including an amount less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4 and a portion of class-level operating expenses as follows:

Amount
Class A	$4
Class M	3
Class C	1
Class I	8
$16

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$15,331	$23,530
Class M	10,934	17,436
Class C	3,551	5,771
Class I	29,056	42,461
Class Z	1,150	13
Total	$60,022	$89,211

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	7,733	6,828	$84,998	$77,287
Reinvestment of distributions	1,314	1,907	13,939	21,543
Shares redeemed	(5,867)	(10,395)	(63,562)	(117,501)
Net increase (decrease)	3,180	(1,660)	$35,375	$(18,671)
Class M
Shares sold	1,816	3,997	$19,947	$45,501
Reinvestment of distributions	957	1,438	10,209	16,334
Shares redeemed	(3,507)	(8,032)	(38,142)	(91,452)
Net increase (decrease)	(734)	(2,597)	$(7,986)	$(29,617)
Class C
Shares sold	1,393	1,659	$15,106	$18,751
Reinvestment of distributions	317	477	3,333	5,383
Shares redeemed	(5,690)	(3,933)	(62,373)	(44,441)
Net increase (decrease)	(3,980)	(1,797)	$(43,934)	$(20,307)
Class I
Shares sold	16,384	30,911	$167,591	$327,876
Reinvestment of distributions	2,583	3,573	25,660	37,823
Shares redeemed	(24,307)	(24,115)	(245,745)	(254,755)
Net increase (decrease)	(5,340)	10,369	$(52,494)	$110,944
Class Z
Shares sold	6,789	1,793	$69,825	$18,418
Reinvestment of distributions	81	1	809	12
Shares redeemed	(1,418)	(3)	(14,639)	(27)
Net increase (decrease)	5,452	1,791	$55,995	$18,403

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court, but is not yet final. Given this contingency, Management cannot determine at this time the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.01%
Actual		$1,000.00	$1,073.20	$5.19
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class M	1.01%
Actual		$1,000.00	$1,073.90	$5.19
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class C	1.78%
Actual		$1,000.00	$1,069.20	$9.13
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Class I	.77%
Actual		$1,000.00	$1,073.90	$3.96
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class Z	.66%
Actual		$1,000.00	$1,074.50	$3.39
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor High Income Advantage Fund

2018 Total Return % vs. Lipper High Current Yield Funds and ICE BAML US HY Const:
75% beaten
25% beaten
Benchmark
Class I
Class C
7.00
6.00
5.00
4.00
3.00
2.00
1.00
0.00
6.18
5.10
2.54
2.78
1.20
22.00
20.00
18.00
16.00
14.00
12.00
10.00
20.12
17.61
16.48
15.01
10.82
40.0
35.0
30.0
25.0
20.0
39.2
32.4
30.8
26.9
20.2
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	99%	98%	99%
Class C	97%	87%	94%
Class I	99%	99%	99%
Class M	98%	98%	99%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor High Income Advantage Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class M ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class A ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class C and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

HY-SANN-0619
1.703458.121

Fidelity Advisor® Value Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Sempra Energy	1.7
Vistra Energy Corp.	1.3
Equinix, Inc.	1.2
Conagra Brands, Inc.	1.1
AECOM	1.1
HD Supply Holdings, Inc.	1.0
Evergy, Inc.	1.0
FirstEnergy Corp.	1.0
Tyson Foods, Inc. Class A	1.0
American Airlines Group, Inc.	0.9
11.3

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	16.3
Financials	13.8
Consumer Discretionary	11.7
Materials	10.8
Real Estate	8.8

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 19.3%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Media - 2.9%
Discovery Communications, Inc. Class A (a)	13,400	$414,060
DISH Network Corp. Class A (a)	13,548	475,806
GCI Liberty, Inc. (a)	9,941	592,682
Liberty Global PLC Class C (a)	18,584	485,972
Nexstar Broadcasting Group, Inc. Class A	6,000	702,300
		2,670,820
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	26,628	392,763
BorgWarner, Inc.	8,500	355,045
		747,808
Distributors - 0.6%
LKQ Corp. (a)	18,400	553,840
Hotels, Restaurants & Leisure - 2.5%
Eldorado Resorts, Inc. (a)	13,058	644,673
Hilton Grand Vacations, Inc. (a)	4,900	156,996
International Game Technology PLC	15,100	220,913
The Stars Group, Inc. (a)	25,100	474,139
U.S. Foods Holding Corp. (a)	17,245	630,305
Wyndham Hotels & Resorts, Inc.	3,800	211,736
		2,338,762
Household Durables - 2.0%
D.R. Horton, Inc.	13,611	603,103
Mohawk Industries, Inc. (a)	3,115	424,419
Tempur Sealy International, Inc. (a)	8,200	503,480
Whirlpool Corp.	2,600	360,932
		1,891,934
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	13,400	519,250
Liberty Interactive Corp. QVC Group Series A (a)	32,155	548,243
		1,067,493
Leisure Products - 0.9%
Brunswick Corp.	7,300	373,833
Mattel, Inc. (a)(b)	28,317	345,184
Vista Outdoor, Inc. (a)	13,533	116,790
		835,807
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	6,314	702,622
Specialty Retail - 1.6%
L Brands, Inc.	6,800	174,352
Lithia Motors, Inc. Class A (sub. vtg.)	2,500	283,800
Lowe's Companies, Inc.	4,640	524,970
Michaels Companies, Inc. (a)	34,400	386,656
Sally Beauty Holdings, Inc. (a)	8,200	145,140
		1,514,918
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd.(a)	12,100	533,368
PVH Corp.	2,900	374,071
Tapestry, Inc.	9,300	300,111
		1,207,550

TOTAL CONSUMER DISCRETIONARY		10,860,734

CONSUMER STAPLES - 4.9%
Food Products - 3.5%
Bunge Ltd.	6,800	356,388
Conagra Brands, Inc.	34,700	1,068,066
Darling International, Inc. (a)	27,261	594,562
Nomad Foods Ltd. (a)	16,598	345,238
Tyson Foods, Inc. Class A	11,927	894,644
		3,258,898
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	9,691	596,675
Personal Products - 0.2%
Coty, Inc. Class A	16,223	175,533
Tobacco - 0.5%
Altria Group, Inc.	8,900	483,537

TOTAL CONSUMER STAPLES		4,514,643

ENERGY - 7.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	21,275	511,026
Ensco PLC Class A	2,700	37,719
		548,745
Oil, Gas & Consumable Fuels - 6.9%
Cabot Oil & Gas Corp.	5,265	136,311
Cenovus Energy, Inc. (Canada)	62,769	622,208
Cheniere Energy, Inc. (a)	11,855	762,869
CNX Resources Corp. (a)	35,700	319,872
Concho Resources, Inc.	1,740	200,761
Devon Energy Corp.	9,549	306,905
Diamondback Energy, Inc.	1,758	187,034
Encana Corp.	13,876	96,161
Encana Corp. (Toronto)	56,600	392,064
Enterprise Products Partners LP	6,359	182,058
Golar LNG Ltd.	16,300	318,502
Hess Corp.	7,400	474,488
Magnolia Oil & Gas Corp. Class A (a)	13,700	180,566
Marathon Petroleum Corp.	2,654	161,549
Noble Energy, Inc.	24,000	649,440
Teekay LNG Partners LP	26,600	393,414
Teekay Offshore Partners LP	142,200	209,034
Valero Energy Corp.	6,600	598,356
WPX Energy, Inc. (a)	13,962	193,932
		6,385,524

TOTAL ENERGY		6,934,269

FINANCIALS - 13.8%
Banks - 2.8%
First Citizens Bancshares, Inc.	794	355,911
PNC Financial Services Group, Inc.	4,100	561,413
Signature Bank	3,600	475,452
U.S. Bancorp	11,331	604,169
Wells Fargo & Co.	11,771	569,834
		2,566,779
Capital Markets - 5.2%
Ameriprise Financial, Inc.	5,331	782,431
Apollo Global Management LLC Class A	21,434	700,677
Ares Management Corp.	23,798	581,861
Donnelley Financial Solutions, Inc. (a)	20,960	320,898
E*TRADE Financial Corp.	8,200	415,412
Invesco Ltd.	16,871	370,656
Lazard Ltd. Class A	9,700	377,136
LPL Financial	5,800	429,722
The Blackstone Group LP	13,620	537,445
Tullett Prebon PLC	75,244	275,908
		4,792,146
Consumer Finance - 2.6%
Capital One Financial Corp.	6,648	617,134
OneMain Holdings, Inc.	16,216	550,858
SLM Corp.	51,390	522,122
Synchrony Financial	19,600	679,532
		2,369,646
Diversified Financial Services - 0.2%
ECN Capital Corp.	65,600	210,065
Insurance - 3.0%
AMBAC Financial Group, Inc. (a)	19,801	370,279
American International Group, Inc.	12,514	595,291
Chubb Ltd.	4,484	651,077
FNF Group	12,246	489,228
Sul America SA unit	25,100	199,719
The Travelers Companies, Inc.	3,300	474,375
		2,779,969

TOTAL FINANCIALS		12,718,605

HEALTH CARE - 7.6%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	3,800	517,294
Celgene Corp. (a)	2,100	198,786
		716,080
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona, Inc.	1,000	51,130
Hill-Rom Holdings, Inc.	640	64,909
Hologic, Inc. (a)	1,700	78,846
Teleflex, Inc.	270	77,269
The Cooper Companies, Inc.	250	72,480
Zimmer Biomet Holdings, Inc.	1,352	166,512
		511,146
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	6,100	456,036
Cardinal Health, Inc.	1,725	84,025
Centene Corp. (a)	1,038	53,519
Cigna Corp.	3,100	492,404
CVS Health Corp.	6,838	371,850
DaVita HealthCare Partners, Inc. (a)	200	11,048
Henry Schein, Inc. (a)	650	41,639
Humana, Inc.	900	229,869
Laboratory Corp. of America Holdings (a)	620	99,150
MEDNAX, Inc. (a)	6,300	176,211
Premier, Inc. (a)	10,800	358,884
Quest Diagnostics, Inc.	870	83,851
Universal Health Services, Inc. Class B	533	67,622
Wellcare Health Plans, Inc. (a)	300	77,505
		2,603,613
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,265	177,803
Bio-Rad Laboratories, Inc. Class A (a)	290	87,270
IQVIA Holdings, Inc. (a)	700	97,230
PerkinElmer, Inc.	781	74,851
QIAGEN NV (a)	1,030	40,129
		477,283
Pharmaceuticals - 2.9%
Allergan PLC	3,600	529,200
Amneal Pharmaceuticals, Inc. (a)(b)	32,400	416,988
Bayer AG	6,000	399,334
Jazz Pharmaceuticals PLC (a)	5,038	653,781
Mylan NV (a)	2,918	78,757
Perrigo Co. PLC	535	25,637
The Medicines Company (a)(b)	18,700	597,465
		2,701,162

TOTAL HEALTH CARE		7,009,284

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	121,800	208,197
General Dynamics Corp.	2,100	375,312
Huntington Ingalls Industries, Inc.	2,300	511,934
United Technologies Corp.	3,200	456,352
		1,551,795
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,800	191,196
Airlines - 1.9%
Air Canada (a)	16,500	396,089
American Airlines Group, Inc.	25,200	861,336
JetBlue Airways Corp. (a)	27,068	502,111
		1,759,536
Building Products - 1.3%
Allegion PLC	1,200	119,076
Jeld-Wen Holding, Inc. (a)	8,300	163,925
Masco Corp.	13,800	539,028
Owens Corning	7,600	389,652
		1,211,681
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	7,900	446,192
The Brink's Co.	8,200	655,426
		1,101,618
Construction & Engineering - 2.1%
AECOM (a)	30,095	1,020,221
Arcadis NV	9,168	173,060
Arcadis NV rights (a)	9,668	5,097
Jacobs Engineering Group, Inc.	1,300	101,322
Williams Scotsman Corp. (a)	44,500	599,415
		1,899,115
Electrical Equipment - 0.6%
Regal Beloit Corp.	4,166	354,443
Sensata Technologies, Inc. PLC (a)	3,811	190,321
		544,764
Industrial Conglomerates - 0.2%
General Electric Co.	19,300	196,281
Machinery - 0.8%
Allison Transmission Holdings, Inc.	2,006	94,001
SPX Corp. (a)	8,700	317,550
Welbilt, Inc. (a)	20,100	338,283
		749,834
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	129	166,293
Professional Services - 0.8%
Manpower, Inc.	5,500	528,220
Nielsen Holdings PLC	6,827	174,293
		702,513
Road & Rail - 1.4%
CSX Corp.	1,363	108,536
Knight-Swift Transportation Holdings, Inc. Class A	17,500	583,625
Norfolk Southern Corp.	751	153,219
Ryder System, Inc.	7,200	453,600
		1,298,980
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	10,361	514,320
Ashtead Group PLC	20,428	565,261
Fortress Transportation & Infrastructure Investors LLC	29,128	473,330
HD Supply Holdings, Inc. (a)	21,196	968,445
MRC Global, Inc. (a)	10,918	189,209
Univar, Inc. (a)	23,700	529,221
		3,239,786
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	10,300	417,253

TOTAL INDUSTRIALS		15,030,645

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	19,774	490,000
Electronic Equipment & Components - 1.3%
Avnet, Inc.	10,171	494,412
Flextronics International Ltd. (a)	39,400	434,976
Jabil, Inc.	7,700	232,617
		1,162,005
IT Services - 3.6%
Amdocs Ltd.	13,241	729,314
Cognizant Technology Solutions Corp. Class A	8,164	595,645
Conduent, Inc. (a)	32,033	410,983
DXC Technology Co.	10,312	677,911
Leidos Holdings, Inc.	9,415	691,814
Unisys Corp. (a)	19,948	223,617
		3,329,284
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	28,600	715,572
Micron Technology, Inc. (a)	9,400	395,364
NXP Semiconductors NV	6,300	665,406
		1,776,342
Software - 1.0%
Micro Focus International PLC	21,403	540,831
Totvs SA	33,800	384,022
		924,853

TOTAL INFORMATION TECHNOLOGY		7,682,484

MATERIALS - 10.8%
Chemicals - 7.6%
Axalta Coating Systems Ltd. (a)	24,845	670,318
Celanese Corp. Class A	1,804	194,634
CF Industries Holdings, Inc.	10,400	465,712
Dow, Inc. (a)	673	38,179
DowDuPont, Inc.	11,246	432,409
Element Solutions, Inc. (a)	34,200	371,412
FMC Corp.	9,104	719,762
LyondellBasell Industries NV Class A	6,138	541,556
Nutrien Ltd.	9,900	536,937
Olin Corp.	35,787	776,220
Orion Engineered Carbons SA	16,800	340,536
The Chemours Co. LLC	17,456	628,591
The Mosaic Co.	10,800	281,988
Tronox Holdings PLC	32,800	463,792
Westlake Chemical Corp.	8,362	583,250
		7,045,296
Construction Materials - 0.8%
Eagle Materials, Inc.	3,923	356,640
Summit Materials, Inc. (a)	21,200	371,424
		728,064
Containers & Packaging - 1.5%
Avery Dennison Corp.	1,243	137,538
Ball Corp.	3,317	198,821
Crown Holdings, Inc. (a)	9,000	523,170
Graphic Packaging Holding Co.	36,223	502,775
		1,362,304
Metals & Mining - 0.9%
Alcoa Corp. (a)	3,200	85,376
Antofagasta PLC	5,764	68,248
Barrick Gold Corp.	6,500	82,680
Constellium NV (a)	53,000	495,020
Livent Corp.	2,341	25,236
Steel Dynamics, Inc.	4,086	129,444
		886,004

TOTAL MATERIALS		10,021,668

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 6.7%
American Tower Corp.	2,943	574,768
Colony Capital, Inc.	26,826	137,886
Corporate Office Properties Trust (SBI)	19,547	544,970
CubeSmart	22,900	730,739
Douglas Emmett, Inc.	16,143	664,930
Equinix, Inc.	2,372	1,078,548
Equity Lifestyle Properties, Inc.	5,638	657,955
National Retail Properties, Inc.	9,921	522,043
Outfront Media, Inc.	21,603	514,799
Taubman Centers, Inc.	7,727	380,941
Urban Edge Properties	20,000	371,400
		6,178,979
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	12,521	651,968
Cushman & Wakefield PLC	29,800	585,272
Howard Hughes Corp. (a)	6,463	717,393
		1,954,633

TOTAL REAL ESTATE		8,133,612

UTILITIES - 5.6%
Electric Utilities - 3.9%
Evergy, Inc.	16,479	952,816
Exelon Corp.	9,900	504,405
FirstEnergy Corp.	21,500	903,645
Vistra Energy Corp.	45,611	1,242,900
		3,603,766
Multi-Utilities - 1.7%
Sempra Energy	12,357	1,581,076

TOTAL UTILITIES		5,184,842

TOTAL COMMON STOCKS
(Cost $83,007,195)		90,761,606
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.4% 5/9/19 to 5/23/19 (c)
(Cost $49,960)	50,000	49,960
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.49% (d)	899,527	$899,707
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	1,244,841	1,244,966
TOTAL MONEY MARKET FUNDS
(Cost $2,144,598)		2,144,673
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $85,201,753)		92,956,239
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(531,313)
NET ASSETS - 100%		$92,424,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2019	$197,340	$73	$73

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,970.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,596
Fidelity Securities Lending Cash Central Fund	714
Total	$17,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,670,820	$2,670,820	$--	$--
Consumer Discretionary	10,860,734	10,860,734	--	--
Consumer Staples	4,514,643	4,514,643	--	--
Energy	6,934,269	6,934,269	--	--
Financials	12,718,605	12,718,605	--	--
Health Care	7,009,284	7,009,284	--	--
Industrials	15,030,645	14,864,352	166,293	--
Information Technology	7,682,484	7,682,484	--	--
Materials	10,021,668	10,021,668	--	--
Real Estate	8,133,612	8,133,612	--	--
Utilities	5,184,842	5,184,842	--	--
U.S. Government and Government Agency Obligations	49,960	--	49,960	--
Money Market Funds	2,144,673	2,144,673	--	--
Total Investments in Securities:	$92,956,239	$92,739,986	$216,253	$--
Derivative Instruments:
Assets
Futures Contracts	$73	$73	$--	$--
Total Assets	$73	$73	$--	$--
Total Derivative Instruments:	$73	$73	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$73	$0
Total Equity Risk	73	0
Total Value of Derivatives	$73	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.8%
Canada	3.2%
Bermuda	3.0%
Netherlands	2.7%
Ireland	1.4%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,199,221) — See accompanying schedule: Unaffiliated issuers (cost $83,057,155)	$90,811,566
Fidelity Central Funds (cost $2,144,598)	2,144,673
Total Investment in Securities (cost $85,201,753)		$92,956,239
Receivable for investments sold		1,304,963
Receivable for fund shares sold		31,008
Dividends receivable		189,691
Distributions receivable from Fidelity Central Funds		2,546
Prepaid expenses		47
Other receivables		4,371
Total assets		94,488,865
Liabilities
Payable to custodian bank	$20,724
Payable for investments purchased	559,115
Payable for fund shares redeemed	121,001
Accrued management fee	34,401
Distribution and service plan fees payable	25,468
Payable for daily variation margin on futures contracts	1,029
Other affiliated payables	18,532
Other payables and accrued expenses	38,969
Collateral on securities loaned	1,244,700
Total liabilities		2,063,939
Net Assets		$92,424,926
Net Assets consist of:
Paid in capital		$85,613,540
Total distributable earnings (loss)		6,811,386
Net Assets		$92,424,926
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($51,656,002 ÷ 2,296,753 shares)		$22.49
Maximum offering price per share (100/94.25 of $22.49)		$23.86
Class M:
Net Asset Value and redemption price per share ($15,963,562 ÷ 716,862 shares)		$22.27
Maximum offering price per share (100/96.50 of $22.27)		$23.08
Class C:
Net Asset Value and offering price per share ($9,541,380 ÷ 448,190 shares)(a)		$21.29
Class I:
Net Asset Value, offering price and redemption price per share ($12,396,278 ÷ 545,606 shares)		$22.72
Class Z:
Net Asset Value, offering price and redemption price per share ($2,867,704 ÷ 126,355 shares)		$22.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$873,492
Interest		822
Income from Fidelity Central Funds		17,310
Total income		891,624
Expenses
Management fee
Basic fee	$235,569
Performance adjustment	(73,599)
Transfer agent fees	92,772
Distribution and service plan fees	157,582
Accounting and security lending fees	17,063
Custodian fees and expenses	17,820
Independent trustees' fees and expenses	246
Registration fees	57,314
Audit	38,553
Legal	5,381
Miscellaneous	290
Total expenses before reductions	548,991
Expense reductions	(1,893)
Total expenses after reductions		547,098
Net investment income (loss)		344,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(514,924)
Fidelity Central Funds	(14)
Foreign currency transactions	1,108
Futures contracts	17,703
Total net realized gain (loss)		(496,127)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,005,347
Fidelity Central Funds	15
Assets and liabilities in foreign currencies	159
Futures contracts	8,720
Total change in net unrealized appreciation (depreciation)		8,014,241
Net gain (loss)		7,518,114
Net increase (decrease) in net assets resulting from operations		$7,862,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$344,526	$552,033
Net realized gain (loss)	(496,127)	11,095,734
Change in net unrealized appreciation (depreciation)	8,014,241	(15,632,337)
Net increase (decrease) in net assets resulting from operations	7,862,640	(3,984,570)
Distributions to shareholders	(10,160,422)	(3,394,497)
Share transactions - net increase (decrease)	7,175,143	(19,336,141)
Total increase (decrease) in net assets	4,877,361	(26,715,208)
Net Assets
Beginning of period	87,547,565	114,262,773
End of period	$92,424,926	$87,547,565

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.40	$25.37	$21.43	$21.39	$21.48	$18.90
Income from Investment Operations
Net investment income (loss)A	.10	.17	.23B	.22	.12	.09
Net realized and unrealized gain (loss)	1.71	(1.31)	3.86	.30	(.14)C	2.58
Total from investment operations	1.81	(1.14)	4.09	.52	(.02)	2.67
Distributions from net investment income	(.12)	(.22)	(.14)	(.11)	(.05)	(.04)
Distributions from net realized gain	(2.60)	(.61)	(.01)	(.37)	(.02)	(.04)
Total distributions	(2.72)	(.83)	(.15)	(.48)	(.07)	(.09)D
Net asset value, end of period	$22.49	$23.40	$25.37	$21.43	$21.39	$21.48
Total ReturnE,F,G	9.24%	(4.73)%	19.12%	2.53%	(.12)%C	14.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.12%	1.14%	1.19%	1.31%	1.29%
Expenses net of fee waivers, if any	1.14%J	1.12%	1.12%	1.19%	1.25%	1.25%
Expenses net of all reductions	1.14%J	1.11%	1.12%	1.18%	1.24%	1.25%
Net investment income (loss)	.90%J	.66%	.95%B	1.06%	.53%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$51,656	$45,006	$59,658	$54,196	$50,858	$45,759
Portfolio turnover rateK	75%J	98%	81%	77%	82%	78%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%.

 D Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.15	$25.10	$21.22	$21.17	$21.27	$18.72
Income from Investment Operations
Net investment income (loss)A	.06	.10	.16B	.16	.06	.03
Net realized and unrealized gain (loss)	1.71	(1.30)	3.82	.31	(.15)C	2.56
Total from investment operations	1.77	(1.20)	3.98	.47	(.09)	2.59
Distributions from net investment income	(.05)	(.14)	(.09)	(.05)	–	–
Distributions from net realized gain	(2.60)	(.61)	(.01)	(.37)	(.01)	(.04)
Total distributions	(2.65)	(.75)	(.10)	(.42)	(.01)	(.04)
Net asset value, end of period	$22.27	$23.15	$25.10	$21.22	$21.17	$21.27
Total ReturnD,E,F	9.13%	(5.01)%	18.78%	2.28%	(.43)%C	13.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.39%	1.40%	1.47%	1.58%	1.57%
Expenses net of fee waivers, if any	1.43%I	1.39%	1.39%	1.46%	1.50%	1.50%
Expenses net of all reductions	1.42%I	1.37%	1.38%	1.46%	1.49%	1.50%
Net investment income (loss)	.62%I	.40%	.68%B	.78%	.28%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$15,964	$14,961	$18,962	$18,098	$17,300	$18,558
Portfolio turnover rateJ	75%I	98%	81%	77%	82%	78%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.16	$24.02	$20.32	$20.35	$20.54	$18.13
Income from Investment Operations
Net investment income (loss)A	.01	(.04)	.03B	.05	(.05)	(.07)
Net realized and unrealized gain (loss)	1.63	(1.25)	3.67	.29	(.13)C	2.48
Total from investment operations	1.64	(1.29)	3.70	.34	(.18)	2.41
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.51)	(.57)	–	(.37)	(.01)	–
Total distributions	(2.51)	(.57)	–	(.37)	(.01)	–
Net asset value, end of period	$21.29	$22.16	$24.02	$20.32	$20.35	$20.54
Total ReturnD,E,F	8.85%	(5.55)%	18.21%	1.72%	(.89)%C	13.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.95%I	1.93%	1.94%	1.98%	2.09%	2.06%
Expenses net of fee waivers, if any	1.95%I	1.93%	1.92%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95%I	1.92%	1.92%	1.97%	1.99%	2.00%
Net investment income (loss)	.09%I	(.15)%	.15%B	.27%	(.22)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,541	$14,405	$20,555	$15,589	$16,670	$17,390
Portfolio turnover rateJ	75%I	98%	81%	77%	82%	78%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.66	$25.65	$21.65	$21.60	$21.70	$19.09
Income from Investment Operations
Net investment income (loss)A	.13	.25	.30B	.28	.17	.14
Net realized and unrealized gain (loss)	1.74	(1.34)	3.91	.31	(.14)C	2.60
Total from investment operations	1.87	(1.09)	4.21	.59	.03	2.74
Distributions from net investment income	(.21)	(.29)	(.20)	(.17)	(.11)	(.09)
Distributions from net realized gain	(2.60)	(.61)	(.01)	(.37)	(.02)	(.04)
Total distributions	(2.81)	(.90)	(.21)	(.54)	(.13)	(.13)
Net asset value, end of period	$22.72	$23.66	$25.65	$21.65	$21.60	$21.70
Total ReturnD,E	9.43%	(4.48)%	19.54%	2.82%	.13%C	14.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.82%	.84%	.89%	1.00%	.97%
Expenses net of fee waivers, if any	.84%H	.81%	.82%	.89%	1.00%	.97%
Expenses net of all reductions	.83%H	.80%	.82%	.89%	.99%	.97%
Net investment income (loss)	1.21%H	.97%	1.25%B	1.36%	.78%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$12,396	$12,342	$14,565	$16,218	$10,391	$10,011
Portfolio turnover rateI	75%H	98%	81%	77%	82%	78%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.67	$25.67	$23.57
Income from Investment Operations
Net investment income (loss)B	.14	.28	.23C
Net realized and unrealized gain (loss)	1.73	(1.34)	1.87
Total from investment operations	1.87	(1.06)	2.10
Distributions from net investment income	(.24)	(.33)	–
Distributions from net realized gain	(2.60)	(.61)	–
Total distributions	(2.84)	(.94)	–
Net asset value, end of period	$22.70	$23.67	$25.67
Total ReturnD,E	9.49%	(4.36)%	8.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.70%	.72%H
Expenses net of fee waivers, if any	.73%H	.70%	.72%H
Expenses net of all reductions	.72%H	.68%	.71%H
Net investment income (loss)	1.31%H	1.09%	1.24%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$2,868	$834	$524
Portfolio turnover rateI	75%H	98%	81%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,044,769
Gross unrealized depreciation	(5,717,743)
Net unrealized appreciation (depreciation)	$7,327,026
Tax cost	$85,629,286

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,406,643 and $35,802,314, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$56,810	$1,382
Class M	.25%	.25%	37,341	635
Class C	.75%	.25%	63,431	4,870
			$157,582	$6,887

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,580
Class M	1,082
Class C(a)	1,831
$9,493

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$47,839.21
Class M	18,363.25
Class C	16,889.27
Class I	9,088.16
Class Z	593.05
	$92,772

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,578 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $714. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,573 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $320.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$5,138,555	$1,893,403
Class M	1,722,141	537,341
Class C	1,559,544	426,703
Class I	1,432,415	516,919
Class Z	307,767	20,131
Total	$10,160,422	$3,394,497

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	537,735	277,354	$11,311,600	$7,012,619
Reinvestment of distributions	255,348	74,582	5,083,969	1,872,755
Shares redeemed	(419,912)	(779,617)	(8,931,283)	(19,725,386)
Net increase (decrease)	373,171	(427,681)	$7,464,286	$(10,840,012)
Class M
Shares sold	57,260	81,080	$1,220,154	$2,016,647
Reinvestment of distributions	86,399	21,382	1,704,650	532,637
Shares redeemed	(72,944)	(211,643)	(1,517,846)	(5,286,408)
Net increase (decrease)	70,715	(109,181)	$1,406,958	$(2,737,124)
Class C
Shares sold	52,249	97,794	$1,041,048	$2,367,339
Reinvestment of distributions	81,404	17,484	1,538,537	418,910
Shares redeemed	(335,410)	(321,165)	(6,832,243)	(7,728,571)
Net increase (decrease)	(201,757)	(205,887)	$(4,252,658)	$(4,942,322)
Class I
Shares sold	77,249	123,665	$1,652,678	$3,169,838
Reinvestment of distributions	66,570	18,244	1,337,382	462,124
Shares redeemed	(119,772)	(188,241)	(2,545,898)	(4,819,090)
Net increase (decrease)	24,047	(46,332)	$444,162	$(1,187,128)
Class Z
Shares sold	91,734	40,345	$2,120,292	$1,029,945
Reinvestment of distributions	15,296	795	306,845	20,131
Shares redeemed	(15,912)	(26,304)	(314,742)	(679,631)
Net increase (decrease)	91,118	14,836	$2,112,395	$370,445

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.14%
Actual		$1,000.00	$1,092.40	$5.91
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class M	1.43%
Actual		$1,000.00	$1,091.30	$7.41
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class C	1.95%
Actual		$1,000.00	$1,088.50	$10.10
Hypothetical-C		$1,000.00	$1,015.12	$9.74
Class I	.84%
Actual		$1,000.00	$1,094.30	$4.36
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Class Z	.73%
Actual		$1,000.00	$1,094.90	$3.79
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in December 2016, April 2018, and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Fund

2018 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:

75% beaten
25% beaten
Benchmark
Class I
Class C
11.00
10.00
9.00
8.00
7.00
6.00
5.00
10.11
7.60
6.73
5.89
5.54
35.0
30.0
25.0
20.0
15.0
30.9
28.8
20.4
19.9
16.6
75.0
70.0
65.0
60.0
55.0
50.0
70.6
67.6
61.8
55.7
53.4
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	24%	20%	33%
Class C	17%	13%	18%
Class I	28%	23%	44%
Class M	21%	18%	26%
Class Z	29%	-	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board noted that the fund is a team-managed fund. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of the managers of individual investment sleeves; broader trends in the market that may adversely impact a fund's performance or the performance of individual investment sleeves; attribution reports on contributors to the fund's underperformance or the underperformance of individual investment sleeves; and the applicable portfolio manager's explanation of his or her underperformance. The Board also discusses the fund's investment management team including the team's leadership and managers of individual investment sleeves. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M and Class C ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is at median. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, and 0.85% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FAV-SANN-0619
1.800650.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019